OMB APPROVAL
	OMB Number:	3235-0578
	Expires:	January 31, 2016
UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . . 10.5
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2013

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia California Intermediate Municipal Bond Fund

July 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 95.9%
AIRPORT 3.1%
City of San Jose
Revenue Bonds
Series 2007B (AMBAC)
03/01/22	5.000%	$1,000,000	$1,060,240
County of Orange Revenue Bonds Series 2009A
07/01/25	5.250%	1,500,000	1,670,295
County of Sacramento
Revenue Bonds
Senior Series 2008 (AGM)
07/01/23	5.000%	1,000,000	1,111,460
San Diego County Regional Airport Authority
Revenue Bonds
Subordinated Series 2010A
07/01/24	5.000%	1,000,000	1,090,460
San Francisco City & County Airports Commission
Refunding Revenue Bonds
2nd Series 2009C (AGM)
05/01/18	5.000%	1,825,000	2,122,913
Revenue Bonds
Series 2011G
05/01/26	5.250%	2,000,000	2,178,540
Total			9,233,908

HIGHER EDUCATION 6.1%
California Educational Facilities Authority
Revenue Bonds
California Lutheran University
Series 2008
10/01/21	5.250%	1,500,000	1,601,625
Pitzer College
Series 2005A
04/01/25	5.000%	1,270,000	1,295,832
Series 2009
04/01/19	5.000%	1,610,000	1,847,314
University Southern California
Series 2009C
10/01/24	5.250%	3,000,000	3,587,520
California Municipal Finance Authority
Revenue Bonds
Biola University
Series 2013
10/01/24	5.000%	505,000	530,118
10/01/28	5.000%	840,000	840,605
California State Public Works Board
Refunding Revenue Bonds
California State University
Series 2006A (NPFGC/FGIC)
10/01/16	5.000%	1,000,000	1,123,110
Revenue Bonds
University California Institute Project
Series 2005C
04/01/16	5.000%	1,000,000	1,070,510
Various University of California Projects
Series 2005D

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
05/01/15	5.000%	$1,000,000	$1,078,750
California State University
Revenue Bonds
Systemwide
Series 2009A
11/01/22	5.250%	2,500,000	2,798,400
California Statewide Communities Development Authority
Revenue Bonds
Lancer Plaza Project
Series 2013
11/01/23	5.125%	1,000,000	938,000
University of California
Revenue Bonds
Series 2009O
05/15/20	5.000%	1,000,000	1,159,620
Total			17,871,404

HOSPITAL 6.6%
ABAG Finance Authority for Nonprofit Corps. Revenue Bonds Sharp Healthcare Series 2011A
08/01/24	5.250%	2,750,000	3,017,052
California Health Facilities Financing Authority
Refunding Revenue Bonds
Sutter Health
Series 2011D
08/15/26	5.000%	2,250,000	2,434,095
Revenue Bonds
Catholic Healthcare West
Series 2009A
07/01/29	6.000%	1,250,000	1,414,063
Series 2009E
07/01/25	5.625%	1,500,000	1,628,070
Children’s Hospital of Orange County
Series 2009A
11/01/21	6.000%	2,000,000	2,360,520
City of Hope Obligation Group
Series 2012-A
11/15/21	5.000%	600,000	680,106
California Statewide Communities Development Authority
Revenue Bonds
Health Facility Adventist Health System West
Series 2005A
03/01/17	5.000%	1,000,000	1,051,300
John Muir Health
Series 2006A
08/15/17	5.000%	3,000,000	3,316,800
Kaiser Permanente
Series 2009A
04/01/19	5.000%	2,000,000	2,316,420
Sutter Health
Series 2011A
08/15/26	5.500%	1,000,000	1,105,500
Total			19,323,926

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
INDEPENDENT POWER 3.3%
Kings River Conservation District Certificate of Participation Peaking Project Series 2004
05/01/14	5.000%	$3,135,000	$3,232,843
Sacramento Municipal Utility District
Revenue Bonds
Cosumnes Project
Series 2006 (NPFGC)
07/01/15	5.000%	1,000,000	1,070,210
07/01/29	5.125%	2,000,000	2,038,160
Sacramento Power Authority Refunding Revenue Bonds Series 2005 (AMBAC)
07/01/15	5.250%	3,000,000	3,238,770
Total			9,579,983

JOINT POWER AUTHORITY 5.1%
California Infrastructure & Economic Development Bank Revenue Bonds California Independent System Operator Series 2009A
02/01/22	5.250%	1,900,000	2,005,051
M-S-R Public Power Agency Revenue Bonds Subordinated Lien Series 2008L (AGM)
07/01/21	5.000%	2,500,000	2,802,850
Northern California Power Agency Refunding Revenue Bonds Hydroelectric Project No. 1 Series 2008C (AGM)
07/01/22	5.000%	3,000,000	3,376,380
Sacramento Municipal Utility District Refunding Revenue Bonds Series 2013B
08/15/26	5.000%	1,000,000	1,102,570
Southern California Public Power Authority
Refunding Revenue Bonds
Sanitary Power Project
Series 2005A (AGM)
01/01/18	5.000%	2,000,000	2,120,420
Series 2008A
07/01/22	5.000%	2,000,000	2,305,720
Revenue Bonds
Southern Transmission Project
Series 2008
07/01/27	6.000%	1,000,000	1,166,500
Total			14,879,491

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION 9.1%
City & County of San Francisco Certificate of Participation Multiple Capital Improvement Projects Series 2009B
04/01/24	5.000%	$1,495,000	$1,617,964
City of Vista Certificate of Participation Community Projects Series 2007 (NPFGC)
05/01/21	4.750%	750,000	792,840
County of Monterey Certificate of Participation Refinancing Project Series 2009 (AGM)
08/01/17	5.000%	1,000,000	1,121,570
Los Angeles Community Redevelopment Agency Revenue Bonds VT Manchester Social Services Project Series 2005 (AMBAC)
09/01/15	5.000%	1,095,000	1,192,126
Oakland Joint Powers Financing Authority Refunding Revenue Bonds Oakland Administration Buildings Series 2008B (AGM)
08/01/22	5.000%	2,000,000	2,176,860
Pasadena Public Financing Authority Revenue Bonds Rose Bowl Renovation Series 2010A
03/01/26	5.000%	2,500,000	2,683,825
Pico Rivera Public Financing Authority Revenue Bonds Series 2009
09/01/26	5.250%	1,085,000	1,154,744
Richmond Joint Powers Financing Authority Refunding Revenue Bonds Lease-Civic Center Project Series 2009 (AGM)
08/01/17	5.000%	1,570,000	1,748,399
Riverside Public Financing Authority Refunding Revenue Bonds Series 2012-A
11/01/27	5.000%	2,145,000	2,165,935
11/01/28	5.000%	1,155,000	1,155,762
San Jose Financing Authority Refunding Revenue Bonds Civic Center Project Series 2013A
06/01/28	5.000%	4,535,000	4,746,331

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION (CONTINUED)
San Mateo Joint Powers Financing Authority
Refunding Revenue Bonds
Youth Services Campus
Series 2008A
07/15/20	5.000%	$435,000	$486,304
07/15/28	5.250%	2,275,000	2,446,353
Santa Clara County Financing Authority Refunding Revenue Bonds Multiple Facilities Projects Series 2010N
05/15/17	5.000%	1,000,000	1,128,280
Ventura County Public Financing Authority
Revenue Bonds
Series 2013A
11/01/29	5.000%	1,000,000	1,039,730
11/01/30	5.000%	1,200,000	1,240,320
Total			26,897,343

LOCAL GENERAL OBLIGATION 13.9%
Burbank Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 1998B (NPFGC/FGIC) (a)
08/01/14	0.000%	3,000,000	2,986,140
City & County of San Francisco Unlimited General Obligation Bonds Earthquake Safety Series 2010E
06/15/27	5.000%	3,380,000	3,662,568
City of Los Angeles Unlimited General Obligation Bonds Series 2011A
09/01/25	5.000%	3,000,000	3,353,910
Compton Community College District Unlimited General Obligation Refunding Bonds Series 2012
07/01/22	5.000%	2,095,000	2,252,439
Compton Unified School District (a)
Unlimited General Obligation Bonds
Election of 2002 - Capital Appreciation
Series 2006C (AMBAC)
06/01/23	0.000%	2,025,000	1,236,809
06/01/24	0.000%	1,925,000	1,097,635
Culver City School Facilities Financing Authority Revenue Bonds Unified School District Series 2005 (AGM)
08/01/23	5.500%	1,490,000	1,786,614
East Bay Municipal Utility District Unlimited General Obligation Refunding Bonds Wastewater System Series 2003F (AMBAC)
04/01/15	5.000%	1,000,000	1,007,790

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
East Side Union High School District Unlimited General Obligation Refunding Bonds 2012 Crossover Series 2006 (AGM)
09/01/20	5.250%	$1,280,000	$1,501,402
Long Beach Community College District Unlimited General Obligation Bonds 2008 Election Series 2012-B
08/01/23	5.000%	700,000	805,392
Los Alamitos Unified School District Unlimited General Obligation Bonds School Facilities Improvement BAN Series 2011 (a)
09/01/16	0.000%	2,000,000	1,917,900
Los Angeles Unified School District Unlimited General Obligation Bonds Election of 2004 Series 2006G (AMBAC)
07/01/20	5.000%	1,000,000	1,114,170
Palomar Community College District Unlimited General Obligation Bonds Capital Appreciation-Election of 2006 Series 2010B (a)
08/01/22	0.000%	2,140,000	1,503,864
Rancho Santiago Community College District
Unlimited General Obligation Refunding Bonds
Series 2005 (AGM)
09/01/19	5.250%	1,000,000	1,200,690
Rancho Santiago Community College District (a)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2002
Series 2006C (AGM)
09/01/31	0.000%	3,785,000	1,426,415
Rescue Union School District Unlimited General Obligation Bonds Capital Appreciation-Election of 1998 Series 2005 (NPFGC) (a)
09/01/26	0.000%	1,100,000	569,899
San Mateo County Community College District Unlimited General Obligation Bonds Capital Appreciation-Election of 2005 Series 2006A (NPFGC) (a)
09/01/15	0.000%	1,000,000	982,690
San Mateo Foster City School District Revenue Bonds Series 2005 (AGM)
08/15/19	5.500%	2,000,000	2,426,820

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
Saugus Union School District Unlimited General Obligation Refunding Bonds Series 2006 (NPFGC/FGIC)
08/01/21	5.250%	$2,375,000	$2,774,522
Simi Valley School Financing Authority Refunding Revenue Bonds Simi Valley Unified School District Series 2007
08/01/18	5.000%	1,045,000	1,220,393
West Contra Costa Unified School District
Unlimited General Obligation Refunding Bonds
Series 2011 (AGM)
08/01/23	5.250%	3,000,000	3,362,310
Series 2012
08/01/27	5.000%	2,365,000	2,476,392
Total			40,666,764

MULTI-FAMILY 1.2%
California Statewide Communities Development Authority
Refunding Revenue Bonds
University of California Irvine East Campus Apartments
Series 2012
05/15/19	5.000%	1,000,000	1,117,340
05/15/20	5.000%	750,000	836,678
Revenue Bonds
CHF-Irvine LLC-UCI East Campus
Series 2008
05/15/17	5.000%	1,500,000	1,655,280
Total			3,609,298

MUNICIPAL POWER 9.4%
Anaheim Public Financing Authority Revenue Bonds Distribution System Electric Series 1999 (AMBAC)
10/01/13	5.000%	1,500,000	1,510,785
California State Department of Water Resources Revenue Bonds Series 2005G-11
05/01/18	5.000%	2,000,000	2,335,820
City of Riverside Electric Revenue Bonds Series 2008D (AGM)
10/01/23	5.000%	1,000,000	1,093,650
City of Santa Clara Refunding Revenue Bonds Series 2011A
07/01/29	5.375%	1,000,000	1,071,450
City of Vernon Electric System Revenue Bonds Series 2009A
08/01/21	5.125%	3,900,000	4,201,119

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MUNICIPAL POWER (CONTINUED)
Colton Public Financing Authority Refunding Revenue Bonds Series 2012-A
04/01/28	5.000%	$1,735,000	$1,797,842
Imperial Irrigation District
Refunding Revenue Bonds
Systems
Series 2008
11/01/21	5.250%	2,500,000	2,843,125
Series 2011D
11/01/22	5.000%	2,860,000	3,236,033
11/01/23	5.000%	1,040,000	1,160,473
Los Angeles Department of Water & Power
Revenue Bonds
Power System
Series 2009B
07/01/23	5.250%	2,000,000	2,311,060
Subordinated Series 2007A-1 (AMBAC)
07/01/19	5.000%	1,000,000	1,142,240
Sacramento Municipal Utility District Revenue Bonds Series 2008U (AGM)
08/15/21	5.000%	1,500,000	1,702,725
Tuolumne Wind Project Authority Revenue Bonds Tuolumne Co. Project Series 2009
01/01/22	5.000%	1,000,000	1,118,560
Walnut Energy Center Authority Revenue Bonds Series 2004A (AMBAC)
01/01/16	5.000%	2,055,000	2,094,230
Total			27,619,112

OIL & GAS 0.7%
California Pollution Control Financing Authority Refunding Revenue Bonds BP West Coast Products LLC Series 2009 (b)
12/01/46	2.600%	2,000,000	2,046,960

OTHER BOND ISSUE 0.8%
Long Beach Bond Finance Authority Refunding Revenue Bonds Aquarium of the Pacific Series 2012
11/01/27	5.000%	2,210,000	2,321,561

PORTS 1.2%
Los Angeles Harbor Department Revenue Bonds Series 2009A
08/01/23	5.250%	2,000,000	2,312,380

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PORTS (CONTINUED)
Port of Oakland Refunding Revenue Bonds Intermediate Lien Series 2007B (NPFGC)
11/01/29	5.000%	$1,165,000	$1,189,488
Total			3,501,868

PREPAID GAS 0.8%
M-S-R Energy Authority Revenue Bonds Series 2009B
11/01/29	6.125%	2,000,000	2,215,880

REFUNDED / ESCROWED 1.7%
Bay Area Toll Authority Prerefunded 04/01/16 Revenue Bonds San Francisco Bay Area Series 2006F (FHLMC/FNMA)
04/01/22	5.000%	1,100,000	1,225,202
California Health Facilities Financing Authority Revenue Bonds Insured Episcopal Home Series 2010B Escrowed to Maturity
02/01/19	5.100%	730,000	813,395
City of Newport Beach Prerefunded 12/01/21 Revenue Bonds Hoag Memorial Hospital Presbyterian Series 2011
12/01/30	5.875%	1,000,000	1,266,330
San Ramon Valley Unified School District Prerefunded 08/01/14 Unlimited General Obligation Bonds Election of 2002 Series 2004 (AGM)
08/01/16	5.250%	1,800,000	1,890,522
Total			5,195,449

RETIREMENT COMMUNITIES 2.4%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2011
07/01/24	5.375%	2,795,000	2,962,951
Revenue Bonds
Casa de Las Campanas, Inc.
Series 2010
09/01/15	4.000%	1,500,000	1,584,420
California Health Facilities Financing Authority Revenue Bonds Insured California Nevada-Methodist Series 2006
07/01/26	5.000%	1,000,000	1,017,120

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RETIREMENT COMMUNITIES (CONTINUED)
California Statewide Communities Development Authority Refunding Revenue Bonds Episcopal Communities and Services Series 2012
05/15/27	5.000%	$1,520,000	$1,525,138
Total			7,089,629

SPECIAL NON PROPERTY TAX 2.1%
State of California
Unlimited General Obligation Bonds
Series 2004A (FGIC/NPFGC)
07/01/14	5.250%	1,000,000	1,046,220
Unlimited General Obligation Refunding Bonds
Series 2009A
07/01/18	5.000%	3,000,000	3,513,030
Virgin Islands Public Finance Authority Revenue Bonds Matching Fund Loan-Senior Lien Series 2010A (c)
10/01/20	5.000%	1,490,000	1,650,413
Total			6,209,663

SPECIAL PROPERTY TAX 5.9%
Chino Public Financing Authority Refunding Special Tax Bonds Series 2012
09/01/23	5.000%	1,070,000	1,083,985
County of El Dorado
Refunding Special Tax Bonds
Community Facilities District No. 92-1
Series 2012
09/01/26	5.000%	630,000	646,783
09/01/27	5.000%	805,000	817,099
Culver City Redevelopment Finance Authority Refunding Tax Allocation Bonds Series 1993 (AMBAC)
11/01/14	5.500%	740,000	752,906
Fontana Public Finance Authority Tax Allocation Bonds Subordinated Lien-North Fontana Redevelopment Series 2005A (AMBAC)
10/01/20	5.000%	1,515,000	1,610,203
Inglewood Redevelopment Agency Refunding Tax Allocation Bonds Merged Redevelopment Project Series 1998A (AMBAC)
05/01/17	5.250%	1,425,000	1,503,133
Long Beach Bond Finance Authority Tax Allocation Bonds Industrial Redevelopment Project Areas Series 2002B (AMBAC)
11/01/19	5.500%	1,070,000	1,184,683

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL PROPERTY TAX (CONTINUED)
Oakland Redevelopment Agency Refunding Senior Tax Allocation Bonds Central District Redevelopment Series 1992 (AMBAC)
02/01/14	5.500%	$685,000	$694,337
Poway Unified School District
Special Tax Bonds
Community Facilities District No. 6-4S Ranch
Series 2012
09/01/28	5.000%	1,785,000	1,842,816
09/01/29	5.000%	1,205,000	1,232,329
San Francisco City & County Redevelopment Agency Tax Allocation Bonds San Francisco Redevelopment Projects Series 2009B
08/01/18	5.000%	1,255,000	1,366,846
Santa Clara Redevelopment Agency Tax Allocation Bonds Capital Appreciation-Bayshore North Project Series 2011 (a)
06/01/14	0.000%	1,005,000	994,839
Sulphur Springs Union School District
Refunding Special Tax Bonds
Community Facilities District No. 2002-1-SE
Series 2012
09/01/28	5.000%	1,050,000	1,052,992
09/01/29	5.000%	1,180,000	1,164,554
Tustin Community Redevelopment Agency Tax Allocation Bonds MCAS-Tustin Redevelopment Project Area Series 2010
09/01/25	5.000%	1,250,000	1,301,337
Total			17,248,842

STATE APPROPRIATED 4.9%
Bay Area Infrastructure Financing Authority Revenue Bonds State Payment Acceleration Notes Series 2006 (FGIC/NPFGC)
08/01/17	5.000%	2,000,000	2,080,360
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2012G
11/01/28	5.000%	3,000,000	3,119,190
Revenue Bonds
Department General Services
Series 2006A
04/01/28	5.000%	1,000,000	1,024,240
Department of General Services-Butterfeld State
Series 2005A
06/01/15	5.000%	1,200,000	1,294,392
Various Capital Projects
Series 2011A
10/01/20	5.000%	2,000,000	2,310,860

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
STATE APPROPRIATED (CONTINUED)
Subordinated Series 2009I-1
11/01/17	5.000%	$2,000,000	$2,295,540
Subordinated Series 2010A-1
03/01/22	5.250%	2,000,000	2,296,820
Total			14,421,402

STATE GENERAL OBLIGATION 7.0%
State of California
Unlimited General Obligation Bonds
Series 2010
11/01/24	5.000%	5,000,000	5,497,000
Various Purpose
Series 2007
12/01/26	5.000%	2,000,000	2,183,720
Series 2009
04/01/26	5.625%	2,000,000	2,218,280
10/01/29	5.250%	1,500,000	1,587,210
Series 2011
10/01/19	5.000%	4,000,000	4,725,920
Unlimited General Obligation Refunding Bonds
Series 2007
08/01/18	5.000%	3,750,000	4,255,538
Total			20,467,668

TOBACCO 0.4%
Golden State Tobacco Securitization Corp. Asset-Backed Revenue Bonds Series 2005A (AMBAC)
06/01/14	5.000%	1,250,000	1,294,100

TRANSPORTATION 2.4%
Alameda Corridor Transportation Authority
Refunding Revenue Bonds
Senior Lien
Series 2013-A
10/01/23	5.000%	2,160,000	2,461,342
Series 2013A
10/01/24	5.000%	3,500,000	3,908,380
Sacramento Regional Transit District Revenue Bonds Farebox Series 2012
03/01/21	5.000%	500,000	560,300
Total			6,930,022

WATER & SEWER 7.8%
City of Fresno Sewer System Revenue Bonds Series 2008A
09/01/23	5.000%	1,000,000	1,133,760
City of Los Angeles Wastewater System Refunding Revenue Bonds Series 2009A
06/01/25	5.750%	2,000,000	2,350,700

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
Clovis Public Financing Authority Revenue Bonds Series 2007 (AMBAC)
08/01/21	5.000%	$1,000,000	$1,055,510
Kern County Water Agency Improvement District No. 4 Certificate of Participation Series 2008A
05/01/22	5.000%	2,020,000	2,201,295
Oxnard Financing Authority
Revenue Bonds
Project
Series 2006
06/01/31	5.000%	4,315,000	4,400,264
Redwood Trunk Sewer & Headworks
Series 2004A (NPFGC/FGIC)
06/01/29	5.000%	2,000,000	2,000,180
Sacramento County Sanitation Districts Financing Authority
Revenue Bonds
County Sanitation District 1
Series 2005 (NPFGC)
08/01/22	5.000%	1,500,000	1,610,145
Sacramento Regional County Sanitation
Series 2006 (NPFGC/FGIC)
12/01/17	5.000%	1,000,000	1,112,810
San Diego Public Facilities Financing Authority
Refunding Revenue Bonds
Senior Series 2009B

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
05/15/25	5.250%	$1,500,000	$1,692,135
Series 2010A
08/01/24	5.000%	2,000,000	2,252,440
Semitropic Improvement District Refunding Revenue Bonds Series 2012-A
12/01/23	5.000%	2,850,000	3,180,116
Total			22,989,355
Total Municipal Bonds (Cost: $270,326,761)			$281,613,628

	Shares		Value

Money Market Funds 2.1%
JPMorgan Tax-Free Money Market Fund, 0.010% (d)	6,214,644		$6,214,644

Total Money Market Funds (Cost: $6,214,644)			$6,214,644

Total Investments
(Cost: $276,541,405) (e)			$287,828,272(f)
Other Assets & Liabilities, Net			5,830,620
Net Assets			$293,658,892

Notes to Portfolio of Investments
(a)	Zero coupon bond.
(b)	Variable rate security.
(c)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2013, the value of these securities amounted to $1,650,413 or 0.56% of net assets.

(d)	The rate shown is the seven-day current annualized yield at July 31, 2013.
(e)

At July 31, 2013, the cost of securities for federal income tax purposes was approximately $276,541,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$15,297,000
Unrealized Depreciation	(4,010,000)
Net Unrealized Appreciation	$11,287,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAN	Bond Anticipation Note
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	281,613,628	—	281,613,628
Total Bonds	—	281,613,628	—	281,613,628
Mutual Funds
Money Market Funds	6,214,644	—	—	6,214,644
Total Mutual Funds	6,214,644	—	—	6,214,644
Total	6,214,644	281,613,628	—	287,828,272

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Georgia Intermediate Municipal Bond Fund

July 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 96.4%
AIRPORT 1.9%
City of Atlanta Department of Aviation
Refunding Revenue Bonds
Series 2010C
01/01/25	5.000%	$1,500,000	$1,628,460
FOREST PRODUCTS 1.2%
Richmond County Development Authority
Revenue Bonds
International Paper Co. Project
Series 2001A
03/01/15	5.150%	1,000,000	1,051,720
HIGHER EDUCATION 12.7%
Athens Housing Authority
Refunding Revenue Bonds
UGAREF East
Series 2010
12/01/16	4.000%	250,000	272,708
UGAREF East Campus Housing
Series 2011
12/01/25	5.000%	1,000,000	1,082,560
Bleckley County & Dodge County Joint Development Authority
Revenue Bonds
Middle Georgia College
Series 2008
07/01/21	5.000%	1,260,000	1,343,803
Bulloch County Development Authority
Refunding Revenue Bonds
Georgia Southern University Housing Foundation
Series 2012 (AGM)
08/01/27	5.000%	1,000,000	1,046,340
Revenue Bonds
Georgia Southern University Housing Foundation Four
Series 2008 (AGM)
07/01/20	5.250%	1,000,000	1,145,600
Carrollton Payroll Development Authority
Refunding Revenue Bonds
Anticipation Certificates - UWG Campus Center
Series 2012 (AGM)
08/01/25	5.000%	1,225,000	1,318,516
DeKalb Newton & Gwinnett Counties Joint Development Authority
Revenue Bonds
GGC Foundation LLC Project
Series 2009
07/01/24	5.500%	2,500,000	2,735,000
Richmond County Development Authority
Refunding Revenue Bonds
ASU Jaguar Student Housing
Series 2012 (AGM)
02/01/27	5.000%	750,000	783,937

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
South Regional Joint Development Authority
Revenue Bonds
VSU Auxiliary Services-Student
Series 2008A
08/01/23	5.000%	$1,125,000	$1,200,904
Total			10,929,368
HOSPITAL 8.8%
Cobb County Kennestone Hospital Authority
Refunding Revenue Bonds
Anticipation Certificates
Series 2012
04/01/29	5.000%	1,500,000	1,574,985
Revenue Bonds
Certificates
Series 2005B (AMBAC)
04/01/16	4.000%	1,110,000	1,185,114
DeKalb Private Hospital Authority
Revenue Bonds
Children’s Healthcare
Series 2009
11/15/17	5.000%	320,000	364,080
Fayette County Hospital Authority
Revenue Bonds
Fayette Community Hospital
Series 2009A
06/15/23	5.250%	2,000,000	2,251,300
Gwinnett County Hospital Authority
Revenue Bonds
Gwinnet Hospital System
Series 2007A (AGM)
07/01/23	5.000%	2,000,000	2,147,420
Total			7,522,899
JOINT POWER AUTHORITY 4.5%
Municipal Electric Authority of Georgia
Revenue Bonds
Project One
Subordinated Series 2008A
01/01/21	5.250%	1,395,000	1,630,574
Subordinated Series 2008D
01/01/23	6.000%	1,000,000	1,175,850
Series 1992B (NPFGC)
01/01/16	6.375%	1,000,000	1,093,610
Total			3,900,034
LOCAL APPROPRIATION 8.1%
Atlanta Public Safety & Judicial Facilities Authority
Revenue Bonds
Public Safety Facility Project
Series 2006 (AGM)
12/01/17	5.000%	1,310,000	1,457,899

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

LOCAL APPROPRIATION (CONTINUED)
Clayton County Development Authority Refunding Revenue Bonds Tuff Archives LLC Series 2012
07/01/24	5.000%	$1,295,000	$1,422,881
Fulton County Facilities Corp. Certificate of Participation Fulton County Public Purpose Project Series 2009
11/01/17	5.000%	1,000,000	1,137,940
Winder-Barrow Industrial Building Authority Refunding Revenue Bonds City of Winder Project Series 2012 (AGM)
12/01/24	5.000%	2,650,000	2,926,448
Total			6,945,168
LOCAL GENERAL OBLIGATION 14.3%
Atlanta Solid Waste Management Authority Refunding Revenue Bonds Series 2008 (AGM)
12/01/17	5.000%	795,000	915,148
Cherokee County Board of Education Unlimited General Obligation Bonds Series 2009A
08/01/22	5.000%	2,000,000	2,243,820
College Park Business & Industrial Development Authority Refunding Revenue Bonds Civic Center Project Series 2005 (AMBAC)
09/01/19	5.250%	1,000,000	1,109,800
Douglas County School District Unlimited General Obligation Bonds Series 2007 (AGM)
04/01/21	5.000%	2,000,000	2,249,860
Gwinnett County School District Unlimited General Obligation Refunding Bonds Series 2010
02/01/24	5.000%	1,500,000	1,781,640
Habersham County School District Refunding Unlimited General Obligation Bonds Series 2013
04/01/27	5.000%	1,500,000	1,645,365
Savannah-Chatham County School District Unlimited General Obligation Refunding Bonds Series 2004 (AGM)
08/01/19	5.250%	2,000,000	2,392,460
Total			12,338,093
MULTI-FAMILY 5.5%
Cobb County Development Authority
Revenue Bonds
KSU Village Real Estate

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MULTI-FAMILY (CONTINUED)
Series 2007A (AMBAC)
07/15/27	5.250%	$2,250,000	$2,234,408
Kennesaw State University-Housing
Series 2004A (NPFGC)
07/15/19	5.250%	2,000,000	2,076,100
Lawrenceville Housing Authority Revenue Bonds Housing-Knollwood Park Apartments Project Series 1997 (FNMA) AMT (a)(b)
12/01/29	6.250%	440,000	448,342
Total			4,758,850

MUNICIPAL POWER 2.1%
City of Griffin Refunding Revenue Bonds Series 2012 (AGM)
01/01/22	4.000%	1,500,000	1,581,090
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM) (c)
10/01/24	5.000%	220,000	237,827
Total			1,818,917
PREPAID GAS 0.4%

Main Street Natural Gas, Inc. Revenue Bonds Series 2007A
09/15/19	5.250%	295,000	327,639
REFUNDED / ESCROWED 6.4%
County of Fulton Water & Sewerage Revenue Bonds Series 2004 (NPFGC/FGIC)
01/01/30	5.000%	1,500,000	1,530,030
Gwinnett County School District Prerefunded 02/01/18 Unlimited General Obligation Bonds Series 2008
02/01/22	5.000%	1,000,000	1,162,350
State of Georgia Prerefunded 12/01/17 Unlimited General Obligation Bonds Series 2007G
12/01/20	5.000%	1,000,000	1,159,890
Walton County School District Prerefunded 08/01/15 Unlimited General Obligation Bonds Series 2005A (NPFGC)
08/01/22	5.000%	1,500,000	1,635,045
Total			5,487,315

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

SPECIAL NON PROPERTY TAX 6.9%
Cobb-Marietta Coliseum & Exhibit Hall Authority Refunding Revenue Bonds Series 2005 (NPFGC)
10/01/19	5.250%	$2,430,000	$2,862,419
Metropolitan Atlanta Rapid Transit Authority Refunding Revenue Bonds Series 1992N (NPFGC/BNY)
07/01/18	6.250%	1,535,000	1,740,429
Territory of Guam Revenue Bonds Series 2011A (c)
01/01/31	5.000%	300,000	306,186
Virgin Islands Public Finance Authority Refunding Revenue Bonds Gross Receipts Taxes Series 2012A (c)
10/01/22	4.000%	1,000,000	1,018,150
Total			5,927,184
SPECIAL PROPERTY TAX 1.9%
City of Atlanta Refunding Tax Allocation Bonds Atlanta Station Project Series 2007 (AGM)
12/01/20	5.250%	1,545,000	1,660,890
STATE GENERAL OBLIGATION 2.7%
State of Georgia Unlimited General Obligation Bonds Series 2009D
05/01/23	5.000%	2,000,000	2,337,300
TRANSPORTATION 3.9%
Georgia State Road & Tollway Authority
Revenue Bonds
Federal Highway Grant
BAN Series 2006 (NPFGC)
06/01/16	5.000%	2,000,000	2,228,540
BAN Series 2009A
06/01/21	5.000%	1,000,000	1,130,210
Total			3,358,750

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER 15.1%
Augusta Water & Sewerage
Refunding Revenue Bonds
Series 2007 (AGM)
10/01/21	5.000%	$1,000,000	$1,144,160
10/01/22	5.000%	2,000,000	2,265,280
City of Atlanta Water & Wastewater Revenue Bonds Series 2009B (AGM)
11/01/17	5.000%	1,000,000	1,146,810
County of DeKalb Refunding Revenue Bond Water & Sewerage Series 2006B
10/01/21	5.250%	2,000,000	2,340,700
Jackson County Water & Sewer Authority Revenue Bonds Series 2006A (XLCA)
09/01/16	5.000%	1,030,000	1,115,912
Upper Oconee Basin Water Authority
Refunding Revenue Bonds
Series 2005 (NPFGC)
07/01/17	5.000%	1,140,000	1,292,635
07/01/22	5.000%	1,855,000	2,002,528
Walton County Water & Sewer Authority Revenue Bonds Hard Labor Creek Project Series 2008 (AGM)
02/01/25	5.000%	1,495,000	1,641,375
Total			12,949,400
Total Municipal Bonds (Cost: $79,194,533)			$82,941,987

	Shares	Value

Money Market Funds 2.9%
JPMorgan Tax-Free Money Market
Fund, 0.010% (d)	2,526,630	$2,526,630
Total Money Market Funds (Cost: $2,526,630)		$2,526,630

Total Investments
(Cost: $81,721,163) (e)		$85,468,617(f)
Other Assets & Liabilities, Net		628,618
Net Assets		$86,097,235

Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)	Variable rate security.
(c)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2013, the value of these securities amounted to $1,562,163 or 1.81% of net assets.

(d)	The rate shown is the seven-day current annualized yield at July 31, 2013.

(e)                    At July 31, 2013, the cost of securities for federal income tax purposes was approximately $81,721,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$4,885,000
Unrealized Depreciation	(1,137,000)
Net Unrealized Appreciation	$3,748,000

(f)                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BNY	Bank of New York
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
XLCA	XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observableinputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used whenavailable.  Observable inputs are those that market participants would use in pricing an investment based on marketdata obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’sassumptions about the information market participants would use in pricing an investment. An investment’s level withinthe fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fairvalue measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments atthat level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected asLevel 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatilitystatistics, and other factors. These inputs can be either observable or unobservable. The availability of observableinputs can vary between investments, and is affected by various factors such as the type of investment, and the volumeand level of activity for that investment or similar investments in the marketplace. The inputs will be considered by theInvestment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund usesprices and inputs that are current as of the measurement date, which may include periods of market dislocations. Duringthese periods, the availability of prices and inputs may be reduced for many investments. This condition could cause aninvestment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participatingin the market for those investments.  However, these may be classified as Level 3 investments due to lack of markettransparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricingsource for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputsand/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to,financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee)is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-votingmembers from various groups within the Investment Manager’s organization, including operations and accounting, trading andinvestments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	82,941,987	—	82,941,987
Total Bonds	—	82,941,987	—	82,941,987
Mutual Funds
Money Market Funds	2,526,630	—	—	2,526,630
Total Mutual Funds	2,526,630	—	—	2,526,630
Total	2,526,630	82,941,987	—	85,468,617

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Maryland Intermediate Municipal Bond Fund

July 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 97.8%
DISPOSAL 0.9%
Maryland Environmental Service Revenue Bonds Mid Shore II Regional Landfill Series 2011
11/01/24	5.000%	$1,030,000	$1,131,218

HIGHER EDUCATION 9.9%
City of Westminster Revenue Bonds McDaniel College, Inc. Series 2006
11/01/17	5.000%	575,000	621,661
Maryland Health & Higher Educational Facilities Authority
Revenue Bonds
Johns Hopkins University
Series 2008A
07/01/18	5.000%	1,750,000	2,045,628
Johns Hopkins University Project
Series 2012A
07/01/29	5.000%	3,000,000	3,234,720
Maryland Institute College of Art
Series 2012
06/01/29	5.000%	1,500,000	1,512,690
Notre Dame of Maryland University
Series 2012
10/01/32	5.000%	1,000,000	982,990
Maryland Industrial Development Financing Authority Refunding Revenue Bonds American Center for Physics Facility Series 2001
12/15/15	5.250%	1,000,000	1,004,110
Morgan State University Refunding Revenue Bonds Series 2012
07/01/30	5.000%	150,000	156,912
University System of Maryland Revenue Bonds Series 2006A
10/01/15	5.000%	2,000,000	2,195,060
Total			11,753,771
HOSPITAL 11.8%
Maryland Health & Higher Educational Facilities Authority
Revenue Bonds
Carroll Hospital
Series 2012A
07/01/26	5.000%	1,210,000	1,270,319
07/01/27	5.000%	1,000,000	1,037,850
Carroll Hospital Center
Series 2006
07/01/26	4.500%	1,000,000	1,010,860
FHA Insured Mortgage-Western Health
Series 2006
01/01/20	5.000%	1,450,000	1,591,360
Frederick Memorial Hospital

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Series 2012-A
07/01/26	5.000%	$1,000,000	$1,051,360
Johns Hopkins Health System
Series 2012
07/01/28	5.000%	1,000,000	1,062,780
MedStar Health
Series 2011
08/15/22	5.000%	1,620,000	1,777,837
Series 2013A
08/15/27	5.000%	1,000,000	1,037,360
Peninsula Regional Medical Center
Series 2006
07/01/26	5.000%	2,000,000	2,030,800
Maryland Health & Higher Educational Facilities Authority (a)
Revenue Bonds
Johns Hopkins Health System
Series 2008
05/15/48	5.000%	2,000,000	2,149,360
Total			14,019,886
HOTELS 1.1%
City of Baltimore Senior Revenue Bonds Series 2006A (XLCA)
09/01/17	5.250%	1,300,000	1,355,081

INVESTOR OWNED 2.5%
Maryland Economic Development Corp. Refunding Revenue Bonds Potomac Series 2009
09/01/22	6.200%	2,500,000	2,975,625

LOCAL APPROPRIATION 3.9%
City of Baltimore Refunding Certificate of Participation Series 2010A
10/01/17	5.000%	1,500,000	1,711,905
County of Baltimore Certificate of Participation Series 2012
10/01/22	5.000%	2,000,000	2,295,960
Howard County Housing Commission Revenue Bonds Roger Carter Recreation Center Project Series 2011
06/01/26	5.000%	585,000	626,453
Total			4,634,318

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION 12.6%
City of Baltimore Unlimited General Obligation Bonds Consolidated Public Improvement Series 2008A (AGM)
10/15/22	5.000%	$2,000,000	$2,287,640
County of Anne Arundel General Obligation Limited Notes Consolidated General Improvement Series 2006
03/01/18	5.000%	3,300,000	3,635,907
County of Baltimore Unlimited General Obligation Bonds Consolidated Public Improvement Series 2008
02/01/18	5.000%	1,000,000	1,167,080
County of Frederick
Unlimited General Obligation Refunding Bonds
Public Facilities
Series 2006
11/01/18	5.250%	2,005,000	2,393,569
11/01/21	5.250%	2,500,000	3,021,575
County of Prince George’s Limited General Obligation Refunding & Public Improvement Bonds Series 2011B
09/15/20	5.000%	2,000,000	2,403,120
Total			14,908,891
MULTI-FAMILY 6.7%
Howard County Housing Commission Revenue Bonds Series 2012-A (a)
07/01/34	1.300%	1,000,000	1,004,390
Maryland Economic Development Corp.
Refunding Revenue Bonds
Morgan State University Project
Senior Series 2012
07/01/20	4.000%	550,000	566,076
07/01/21	4.000%	550,000	554,279
University of Maryland-Baltimore County Project
Series 2006 (XLCA)
07/01/20	5.000%	600,000	620,436
University of Maryland-College Park Projects
Series 2006 (AGCP)
06/01/17	5.000%	1,000,000	1,074,940
06/01/19	5.000%	1,000,000	1,057,560
Revenue Bonds
Salisbury University Project
Series 2012
06/01/27	5.000%	1,100,000	1,096,667
Senior Revenue Bonds
Towson University Project
Series 2007A
07/01/24	5.250%	1,185,000	1,234,237
Towson University Project

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MULTI-FAMILY (CONTINUED)
Series 2012
07/01/27	5.000%	$700,000	$719,236
Total			7,927,821
MUNICIPAL POWER 1.0%
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM) (b)
10/01/24	5.000%	220,000	237,827
Puerto Rico Electric Power Authority Refunding Revenue Bonds Series 2010ZZ (b)
07/01/25	5.250%	1,000,000	931,520
Total			1,169,347
OTHER BOND ISSUE 3.2%
County of Montgomery Revenue Bonds Department of Liquor Control Series 2009A
04/01/22	5.000%	2,055,000	2,284,359
Maryland Community Development Administration Revenue Bonds Capital Fund Securitization Series 2003 (AGM)
07/01/21	4.400%	1,460,000	1,461,591
Total			3,745,950
OTHER INDUSTRIAL DEVELOPMENT BOND 1.2%
Maryland Economic Development Corp. Refunding Revenue Bonds CNX Marine Terminals, Inc. Series 2010
09/01/25	5.750%	1,425,000	1,486,731

POOL / BOND BANK 1.0%
Maryland Water Quality Financing Administration Revolving Loan Fund Revenue Bonds Series 2008A
03/01/23	5.000%	1,000,000	1,135,910

REFUNDED / ESCROWED 4.4%

City of Baltimore Revenue Bonds Water Project Series 1994A Escrowed to Maturity (FGIC)
07/01/24	5.000%	1,400,000	1,636,950
County of Baltimore
Prerefunded 09/01/16 Revenue Bonds
Catholic Health Initiatives
Series 2006A
09/01/26	5.000%	1,500,000	1,696,365

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
Revenue Bonds
Catholic Health Initiatives
Series 2006A Escrowed to Maturity
09/01/16	5.000%	$1,000,000	$1,129,270
Maryland Health & Higher Educational Facilities Authority Revenue Bonds College of Notre Dame Series 1998 Escrowed to Maturity (NPFGC)
10/01/14	4.600%	510,000	534,276
Maryland State Transportation Authority Revenue Bonds Series 1978 Escrowed to Maturity
07/01/16	6.800%	235,000	261,917
Total			5,258,778
RETIREMENT COMMUNITIES 4.5%
City of Gaithersburg Refunding Revenue Bonds Asbury Obligation Series 2009B
01/01/23	6.000%	1,250,000	1,339,063
County of Baltimore
Revenue Bonds
Oak Crest Village Incorporate Facility
Series 2007A
01/01/22	5.000%	1,045,000	1,085,807
01/01/27	5.000%	2,000,000	2,026,220
Maryland Health & Higher Educational Facilities Authority Revenue Bonds King Farm Presbyterian Community Series 2007A
01/01/27	5.250%	1,000,000	931,500
Total			5,382,590
SINGLE FAMILY 1.3%
Maryland Community Development Administration Revenue Bonds Residential Series 2010B
09/01/30	5.125%	1,500,000	1,548,540

SPECIAL NON PROPERTY TAX 5.6%
Maryland State Department of Transportation
Revenue Bonds
Series 2008
02/15/22	5.000%	3,125,000	3,519,281
Series 2009
06/15/21	4.000%	1,495,000	1,623,794
Territory of Guam Revenue Bonds Series 2011A (b)
01/01/31	5.000%	350,000	357,217

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL NON PROPERTY TAX (CONTINUED)
Virgin Islands Public Finance Authority Revenue Bonds Matching Fund Loan-Senior Lien Series 2010A (b)
10/01/17	5.000%	$1,000,000	$1,099,760
Total			6,600,052
SPECIAL PROPERTY TAX 2.9%
Anne Arundel County Consolidated District
Special Tax Refunding Bonds
Villages of Dorchester & Farmington
Series 2013
07/01/23	5.000%	225,000	252,371
07/01/24	5.000%	500,000	553,320
County of Frederick Special Tax Bonds Urbana Community Development Authority Series 2010A
07/01/25	5.000%	2,500,000	2,673,875
Total			3,479,566
STATE APPROPRIATED 3.0%
Maryland Economic Development Corp. Refunding Revenue Bonds Department of Transportation Headquarters Series 2010
06/01/22	4.500%	2,675,000	3,015,260
New Jersey Transportation Trust Fund Authority Revenue Bonds Transportation System Series 2006A
12/15/19	5.250%	500,000	589,875
Total			3,605,135
STATE GENERAL OBLIGATION 5.9%
State of Maryland
Unlimited General Obligation Bonds
1st Series 2011B
03/15/18	5.000%	1,500,000	1,755,525
State & Local Facilities
1st Series 2009C
03/01/21	5.000%	1,500,000	1,751,715
State & Local Facilities-Capital Improvement
1st Series 2003A
03/01/17	5.250%	3,000,000	3,455,580
Total			6,962,820
TRANSPORTATION 2.9%
Washington Metropolitan Area Transit Authority Revenue Bonds Transit Series 2009
07/01/23	5.250%	3,000,000	3,450,210

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TURNPIKE / BRIDGE / TOLL ROAD 2.9%
Maryland State Transportation Authority Revenue Bonds Series 2009A
07/01/22	5.000%	$3,000,000	$3,408,540

WATER & SEWER 8.6%
City of Baltimore
Revenue Bonds
Wastewater Projects
Series 2006C (AMBAC)
07/01/18	5.000%	1,125,000	1,253,104
Series 2007D (AMBAC)
07/01/19	5.000%	1,250,000	1,416,712
Series 2008A (AGM)
07/01/21	5.000%	1,250,000	1,426,500
County of Montgomery Revenue Bonds Series 2012A
04/01/29	5.000%	1,000,000	1,070,040

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
Maryland Water Quality Financing Administration Revolving Loan Fund Revenue Bonds Series 2008
03/01/21	5.000%	$2,500,000	$2,837,425
Washington Suburban Sanitary Commission Unlimited General Obligation Refunding & Public Improvement Bonds Series 2009
06/01/21	4.000%	2,000,000	2,190,220
Total			10,194,001
Total Municipal Bonds (Cost: $111,538,860)			$116,134,781

		Shares	Value

Money Market Funds 1.5%
JPMorgan Tax-Free Money Market Fund, 0.010% (c)		1,743,755	$1,743,755

Total Money Market Funds (Cost: $1,743,755)			$1,743,755

Total Investments
(Cost: $113,282,615) (d)			$117,878,536(e)
Other Assets & Liabilities, Net			807,979

Net Assets			$118,686,515

Notes to Portfolio of Investments
(a)	Variable rate security.
(b)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At July 31, 2013, the value of these securities amounted to $2,626,324 or 2.21% of net assets.

(c)	The rate shown is the seven-day current annualized yield at July 31, 2013.
(d)

At July 31, 2013, the cost of securities for federal income tax purposes was approximately $113,283,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$6,081,000
Unrealized Depreciation	(1,485,000)
Net Unrealized Appreciation	$4,596,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGCP	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Authority
NPFGC	National Public Finance Guarantee Corporation
XLCA	XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques usedto measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosedby major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observableinputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used whenavailable.  Observable inputs are those that market participants would use in pricing an investment based on marketdata obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’sassumptions about the information market participants would use in pricing an investment. An investment’s level withinthe fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fairvalue measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments atthat level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected asLevel 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•     Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•     Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•     Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatilitystatistics, and other factors. These inputs can be either observable or unobservable. The availability of observableinputs can vary between investments, and is affected by various factors such as the type of investment, and the volumeand level of activity for that investment or similar investments in the marketplace. The inputs will be considered by theInvestment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund usesprices and inputs that are current as of the measurement date, which may include periods of market dislocations. Duringthese periods, the availability of prices and inputs may be reduced for many investments. This condition could cause aninvestment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participatingin the market for those investments.  However, these may be classified as Level 3 investments due to lack of markettransparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricingsource for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputsand/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to,financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee)is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-votingmembers from various groups within the Investment Manager’s organization, including operations and accounting, trading andinvestments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specificvaluation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results ofBoard-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instanceswhen market quotations are or are not readily available, including recommendations of third party pricing vendors and a determinationof appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques;securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discussadditional valuation matters, which may include the need to review back-testing results, review time-sensitive information orapprove related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Boardat each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	116,134,781	—	116,134,781
Total Bonds	—	116,134,781	—	116,134,781
Mutual Funds
Money Market Funds	1,743,755	—	—	1,743,755
Total Mutual Funds	1,743,755	—	—	1,743,755
Total	1,743,755	116,134,781	—	117,878,536

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia North Carolina Intermediate Municipal Bond Fund

July 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 98.9%
AIRPORT 1.8%
Raleigh Durham Airport Authority Refunding Revenue Bonds Series 2010A
05/01/23	5.000%	$3,000,000	$3,353,100

HIGHER EDUCATION 7.0%
Appalachian State University Refunding Revenue Bonds Series 2005 (NPFGC)
07/15/21	5.000%	790,000	847,141
North Carolina Capital Facilities Finance Agency
Revenue Bonds
Johnson & Wales University Project
Series 2003A (XLCA)
04/01/21	5.250%	1,000,000	1,001,110
Meredith College
Series 2008
06/01/31	6.000%	1,000,000	1,043,690
Wake Forest University
Series 2009
01/01/26	5.000%	1,000,000	1,121,040
University of North Carolina System
Revenue Bonds
Asheville/Wilmington
Series 2010C
10/01/16	5.000%	3,000,000	3,377,070
General Trust Indenture
Series 2009B
10/01/17	4.250%	1,000,000	1,112,800
Series 2008A
10/01/22	5.000%	2,000,000	2,231,760
University of North Carolina at Charlotte Revenue Bonds Series 2012A 2/23/2012
04/01/21	4.000%	2,370,000	2,604,061
Total			13,338,672
HOSPITAL 12.1%
Albemarle Hospital Authority
Refunding Revenue Bonds
Series 2007
10/01/21	5.250%	2,000,000	2,002,080
10/01/27	5.250%	1,000,000	940,830
Charlotte-Mecklenburg Hospital Authority (The)
Refunding Revenue Bonds
Carolinas Health Care System Group
Series 2007A (AGM)
01/15/20	5.000%	1,550,000	1,720,004
Series 2008A
01/15/24	5.250%	2,000,000	2,146,480
Series 2009A
01/15/21	5.000%	1,000,000	1,112,630
North Carolina Medical Care Commission
Refunding Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
North Carolina Baptist Hospital
Series 2010
06/01/17	5.000%	$1,500,000	$1,688,430
Novant Health Obligation Group
Series 2013
11/01/24	5.000%	530,000	582,216
Southeastern Regional Medical Center
Series 2012
06/01/26	5.000%	1,000,000	1,058,730
Vidant Health
Series 2012A
06/01/25	5.000%	1,500,000	1,584,510
Wake Forest Baptist Obligation
Series 2012
12/01/24	5.000%	1,650,000	1,801,783
Revenue Bonds
Moses Cone Health System
Series 2011
10/01/20	5.000%	3,215,000	3,668,444
Wilson Medical Center
Series 2007
11/01/19	5.000%	3,385,000	3,701,396
Northern Hospital District of Surry County Revenue Bonds Series 2008
10/01/24	5.750%	1,000,000	1,029,220
Total			23,036,753
JOINT POWER AUTHORITY 8.1%
North Carolina Eastern Municipal Power Agency
Refunding Revenue Bonds
Series 1993B (NPFGC)
01/01/22	6.000%	1,000,000	1,200,240
Series 1993B (NPFGC/FGIC)
01/01/22	6.000%	3,000,000	3,615,420
Series 2005A (AMBAC)
01/01/20	5.250%	2,000,000	2,191,840
Series 2008A (AGM)
01/01/19	5.250%	1,500,000	1,716,690
Revenue Bonds
Series 2009B
01/01/26	5.000%	1,500,000	1,595,640
North Carolina Municipal Power Agency No. 1
Refunding Revenue Bonds
Series 2008A
01/01/17	5.250%	1,185,000	1,340,922
01/01/20	5.250%	2,000,000	2,220,640
Revenue Bonds
Series 2009A
01/01/25	5.000%	1,500,000	1,616,235
Total			15,497,627

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION 21.5%
City of Greenville Certificate of Participation Public Facilities & Equipment Project Series 2004 (AMBAC)
06/01/22	5.250%	$2,180,000	$2,263,429
City of Wilmington Refunding Certificate of Participation Series 2006A
06/01/17	5.000%	1,005,000	1,109,781
County of Beaufort
Limited General Obligation Bonds
Series 2012
06/01/25	5.000%	1,045,000	1,140,973
06/01/26	5.000%	1,000,000	1,080,000
County of Buncombe
Revenue Bonds
Series 2012
06/01/28	5.000%	1,500,000	1,610,625
06/01/29	5.000%	1,500,000	1,599,120
County of Burke Certificate of Participation Series 2006B (AMBAC)
04/01/18	5.000%	1,425,000	1,534,297
County of Cabarrus Certificate of Participation Installment Financing Contract Series 2008C
06/01/22	5.000%	1,545,000	1,747,318
County of Catawba Revenue Bonds Series 2011
10/01/22	5.000%	400,000	454,988
County of Chatham
Certificate of Participation
Series 2006 (AMBAC)
06/01/20	5.000%	1,065,000	1,175,739
County of Cumberland Refunding Certificate of Participation Improvement Projects Series 2009-B1
12/01/21	5.000%	2,775,000	3,149,902
County of Dare
Refunding Revenue Bonds
Series 2012D
06/01/26	5.000%	1,000,000	1,084,670
06/01/27	5.000%	700,000	750,099
County of Gaston Refunding Certificate of Participation Series 2005 (NPFGC)
12/01/15	5.000%	1,350,000	1,477,548
County of Harnett Certificate of Participation Series 2009
06/01/22	5.000%	1,880,000	2,045,760

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION (CONTINUED)

County of Henderson Certificate of Participation Series 2006A (AMBAC)
06/01/16	5.000%	$1,060,000	$1,175,445
County of Iredell Certificate of Participation Iredell County School Project Series 2006 (AMBAC)
06/01/20	5.000%	1,690,000	1,872,216
County of Mecklenburg Certificate of Participation Series 2009A
02/01/23	5.000%	1,000,000	1,092,400
County of Moore Revenue Bonds Series 2010
06/01/24	5.000%	1,635,000	1,792,467
County of New Hanover Refunding Certificate of Participation Series 2005B (AMBAC)
09/01/18	5.000%	1,755,000	2,032,764
County of Randolph Refunding Certificate of Participation Series 2004 (AGM)
06/01/14	5.000%	1,000,000	1,037,370
Refunding Revenue Bonds
Series 2013C
10/01/26	5.000%	1,500,000	1,619,940
County of Sampson Certificate of Participation Series 2006 (AGM)
06/01/16	5.000%	1,000,000	1,112,440
County of Union Refunding Revenue Bonds Series 2012
12/01/24	5.000%	1,715,000	1,951,721
Jacksonville Public Facilities Corp. Limited Obligation Revenue Bonds Series 2012
04/01/26	5.000%	1,075,000	1,159,774
Orange County Public Facilities Co. Revenue Bonds Series 2012
10/01/24	5.000%	1,325,000	1,484,609
Watauga Public Facilities Corp. Revenue Bonds Series 2012A
06/01/28	4.000%	2,500,000	2,378,675
Total			40,934,070

LOCAL GENERAL OBLIGATION 6.6%
County of Cabarrus
Unlimited General Obligation Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
Public Improvement
Series 2006
03/01/15	5.000%	$1,000,000	$1,071,880
03/01/16	5.000%	1,000,000	1,109,630
County of Iredell Unlimited General Obligation Bonds School Series 2006
02/01/19	5.000%	2,420,000	2,656,216
County of Mecklenburg Unlimited General Obligation Refunding Bonds Series 2009A
08/01/19	5.000%	1,000,000	1,195,260
County of New Hanover Unlimited General Obligation Refunding Bonds Series 2009
12/01/17	5.000%	1,170,000	1,363,939
County of Stanly Unlimited General Obligation Refunding Bonds Series 2010
02/01/18	4.000%	1,500,000	1,681,035
County of Wake Unrefunded Unlimited General Obligation Public Improvement Bonds Series 2009
03/01/20	5.000%	3,065,000	3,590,617
Total			12,668,577
MUNICIPAL POWER 0.9%
Greenville Utilities Commission Revenue Bonds Series 2008A (AGM)
11/01/18	5.000%	1,040,000	1,203,883
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM)
10/01/24	5.000%	520,000	562,136
Total			1,766,019
OTHER BOND ISSUE 1.4%
Durham County Industrial Facilities & Pollution Control Financing
Authority
Revenue Bonds
Research Triangle Institute
Series 2010
02/01/17	4.000%	1,440,000	1,566,230
02/01/18	4.000%	1,000,000	1,100,400
Total			2,666,630

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PORTS 1.1%

North Carolina Ports Authority Revenue Bonds Senior Lien Series 2010B
02/01/25	5.000%	$2,000,000	$2,139,740

REFUNDED / ESCROWED 12.5%
Appalachian State University Prerefunded 07/15/15 Revenue Bonds Series 2005 (NPFGC)
07/15/21	5.000%	695,000	756,278
County of Craven
Certificate of Participation
Series 2007 (NPFGC)
06/01/18	5.000%	2,825,000	3,238,410
06/01/19	5.000%	1,825,000	2,092,071
County of Dare Prerefunded 06/01/15 Certificate of Participation Series 2005 (NPFGC/FGIC)
06/01/20	5.000%	3,005,000	3,254,235
County of Orange Prerefunded 04/01/15 Unlimited General Obligation Bonds Public Improvement Series 2005A
04/01/22	5.000%	2,000,000	2,153,180
County of Wake
Prerefunded 03/01/19 Unlimited General Obligation Bonds
Public Improvement
Series 2009
03/01/20	5.000%	935,000	1,107,479
Revenue Bonds
Series 1993 Escrowed to Maturity (NPFGC)
10/01/26	5.125%	3,065,000	3,564,503
North Carolina Eastern Municipal Power Agency
Prerefunded 01/01/22 Revenue Bonds
Series 1988A
01/01/26	6.000%	1,000,000	1,256,370
Revenue Bonds
Series 1986A Escrowed to Maturity
01/01/17	5.000%	2,165,000	2,378,426
Puerto Rico Highways & Transportation Authority Refunding Revenue Bonds Series 2003AA Escrowed to Maturity (NPFGC) (a)
07/01/18	5.500%	3,360,000	4,018,560
Total			23,819,512
RETIREMENT COMMUNITIES 1.3%
North Carolina Medical Care Commission
Refunding Revenue Bonds
1st Mortgage United Methodist
Series 2013A
10/01/33	5.000%	1,595,000	1,477,369
1st Mortgage-Givens Estates
Series 2007

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RETIREMENT COMMUNITIES (CONTINUED)
07/01/16	5.000%	$1,000,000	$1,074,850
Total			2,552,219
SINGLE FAMILY 1.5%
North Carolina Housing Finance Agency
Revenue Bonds
Series 2011-2
07/01/25	4.000%	2,000,000	1,993,400
North Carolina Housing Finance Agency (b)
Revenue Bonds
Series 2007-30-A AMT
07/01/23	5.000%	855,000	879,684
Total			2,873,084
SPECIAL NON PROPERTY TAX 2.5%
City of Charlotte Storm Water Revenue Bonds Series 2006
06/01/17	5.000%	1,120,000	1,245,205
Puerto Rico Infrastructure Financing Authority Refunding Revenue Bonds Series 2005C (FGIC) (a)
07/01/20	5.500%	1,200,000	1,195,872
Territory of Guam Revenue Bonds Series 2011A (a)
01/01/31	5.000%	500,000	510,310
Virgin Islands Public Finance Authority Revenue Bonds Matching Fund Loan-Senior Lien Series 2010A (a)
10/01/20	5.000%	1,560,000	1,727,949
Total			4,679,336
STATE APPROPRIATED 1.5%
North Carolina Infrastructure Finance Corp. Certificate of Participation Capital Improvement Series 2007A (AGM)
05/01/24	5.000%	2,570,000	2,864,805

WATER & SEWER 19.1%
Cape Fear Public Utility Authority Revenue Bonds Series 2008
08/01/20	5.000%	1,000,000	1,157,650
City of Charlotte
Revenue Bonds
Series 2009B
07/01/25	5.000%	5,835,000	6,645,131
Water & Sewer System
Series 2008
07/01/23	5.000%	3,000,000	3,457,050

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
City of Concord Refunding Revenue Bonds Series 2008B
12/01/19	5.000%	$1,500,000	$1,760,445
City of Gastonia Refunding Revenue Bonds Combined Utilities System Series 2009
05/01/17	4.000%	1,205,000	1,325,729
City of Greensboro
Refunding Revenue Bonds
Series 2006
06/01/17	5.250%	2,000,000	2,310,780
06/01/22	5.250%	1,200,000	1,449,516
06/01/23	5.250%	2,000,000	2,429,460
City of High Point
Revenue Bonds
Series 2008 (AGM)
11/01/24	5.000%	1,000,000	1,152,290
11/01/25	5.000%	1,000,000	1,140,480
City of Raleigh
Revenue Bonds
Series 2006A
03/01/16	5.000%	1,500,000	1,667,040
Series 2011
03/01/27	5.000%	800,000	886,512
City of Thomasville
Refunding Revenue Bonds
Series 2012
05/01/24	4.000%	500,000	518,690
05/01/26	4.000%	860,000	866,725
City of Winston-Salem
Refunding Revenue Bonds
Series 2007A
06/01/19	5.000%	3,000,000	3,393,630
Revenue Bonds
Series 2009
06/01/23	5.000%	1,000,000	1,164,100
County of Brunswick
Revenue Bonds
Series 2008A
04/01/20	5.000%	1,915,000	2,178,332
04/01/22	5.000%	1,390,000	1,573,828
County of Union
Refunding Revenue Bonds
Enterprise System
Series 2011A
12/01/19	4.000%	500,000	558,770
12/01/20	4.000%	600,000	665,736
Total			36,301,894
Total Municipal Bonds (Cost: $179,148,617)			$188,492,038

	Shares	Value

Money Market Funds 0.8%
JPMorgan Tax-Free Money Market Fund, 0.010% (c)	1,496,105	$1,496,105
Total Money Market Funds (Cost: $1,496,105)		$1,496,105

Total Investments
(Cost: $180,644,722) (d)	$189,988,143(e)
Other Assets & Liabilities, Net	551,647
Net Assets	$190,539,790

Notes to Portfolio of Investments

(a)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At July 31, 2013, the value of these securities amounted to $7,452,691 or 3.91% of net assets.

(b)	Income from this security may be subject to alternative minimum tax.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2013.
(d)

At July 31, 2013, the cost of securities for federal income tax purposes was approximately $180,645,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$11,285,000
Unrealized Depreciation	(1,942,000)
Net Unrealized Appreciation	$9,343,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Company
NPFGC	National Public Finance Guarantee Corporation
XLCA	XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting  members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific  valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	188,492,038	—	188,492,038
Total Bonds	—	188,492,038	—	188,492,038
Mutual Funds
Money Market Funds	1,496,105	—	—	1,496,105
Total Mutual Funds	1,496,105	—	—	1,496,105
Total	1,496,105	188,492,038	—	189,988,143

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Short Term Municipal Bond Fund

July 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 88.4%
ALABAMA 1.4%
Alabama 21st Century Authority
Revenue Bonds
Series 2012A
06/01/18	5.000%	$1,250,000	$1,415,625
Alabama Public School & College Authority
Refunding Revenue Bonds
Pool
Series 2012A
03/01/17	5.000%	4,560,000	5,169,216
03/01/18	5.000%	7,510,000	8,654,674
Series 2009A
05/01/14	5.000%	9,000,000	9,317,520
Auburn University Revenue Bonds Series 2012A
06/01/16	5.000%	3,000,000	3,354,480
Total			27,911,515

ALASKA 0.7%
Alaska Industrial Development & Export Authority
Refunding Revenue Bonds
Revolving Fund
Series 2010A
04/01/16	5.000%	2,500,000	2,765,625
City of Valdez Refunding Revenue Bonds BP Pipelines, Inc. Project Series 2003
01/01/16	5.000%	9,200,000	10,060,200
Total			12,825,825

ARIZONA 1.4%
Arizona School Facilities Board
Certificate of Participation
Series 2005A-1 (FGIC/NPFGC)
09/01/14	5.000%	10,000,000	10,499,700
Series 2008
09/01/13	5.500%	8,000,000	8,035,757
County of Pima Sewer System Revenue
Revenue Bonds
Series 2012-A
07/01/14	3.000%	1,000,000	1,024,560
Series 2012-A
07/01/15	4.000%	375,000	399,412
Series 2012-A
07/01/16	3.000%	450,000	476,343
Series 2012-A
07/01/16	4.000%	500,000	543,920
State of Arizona
Certificate of Participation
Department Administration
Series 2010A (AGM)
10/01/15	5.000%	5,000,000	5,418,850
Refunding Certificate of Participation

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ARIZONA (CONTINUED)
Department Administration
Series 2013-B
10/01/14	3.000%	$350,000	$359,509
10/01/15	4.000%	200,000	212,482
10/01/16	5.000%	175,000	194,170
Total			27,164,703

CALIFORNIA 11.0%
California Health Facilities Financing Authority
Revenue Bonds
City of Hope Obligation Group
Series 2012-A
11/15/14	5.000%	500,000	528,585
California Health Facilities Financing Authority (a)
Refunding Revenue Bonds
St. Joseph Health System
Series 2009C
07/01/34	5.000%	12,000,000	12,594,960
Revenue Bonds
St. Joseph Health Systems
Series 2013B
07/01/43	5.000%	4,000,000	4,528,680
California Municipal Finance Authority
Refunding Revenue Bonds
Republic Services
Series 2010 (a)
09/01/21	0.850%	4,000,000	4,000,000
California Pollution Control Financing Authority (a)
Refunding Revenue Bonds
South Dakota Gas and Electric
Series 1996A (NPFGC)
06/01/14	5.900%	4,500,000	4,701,735
California Pollution Control Financing Authority
Refunding Revenue Bonds
BP West Coast Products LLC
Series 2009
12/01/46	2.600%	5,000,000	5,117,400
California State Public Works Board
Refunding Revenue Bonds
Department of Corrections
Series 2012I
06/01/15	5.000%	2,080,000	2,243,613
Richmond Laboratory Project
Series 2012J
11/01/14	3.000%	1,445,000	1,493,263
11/01/15	4.000%	2,035,000	2,182,883
Revenue Bonds
Various Capital Projects
Series 2011A
10/01/16	4.000%	2,000,000	2,185,380
Subordinated Series 2010A-1
03/01/15	5.000%	3,000,000	3,209,250
03/01/16	5.000%	1,325,000	1,462,880
City of Los Angeles Department of Airports (b)
Refunding Revenue Bonds
Ontario International

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
Series 2006A (NPFGC) AMT
05/15/14	4.750%	$3,410,000	$3,521,302
Revenue Bonds
Senior International Private Activity
Series 2012 AMT
05/15/16	4.000%	2,000,000	2,165,480
City of San Jose Airport Revenue
Revenue Bonds
Series 2007-A AMBAC AMT (b)
03/01/17	5.000%	5,415,000	6,056,840
City of San Jose
Revenue Bonds
Series 2007A (AMBAC) AMT (b)
03/01/15	5.000%	3,180,000	3,388,290
County of Sacramento
Revenue Bonds
GNMA Mortgage
Series 1998A Escrowed to Maturity AMT (b)
07/01/16	8.000%	12,810,000	15,323,706
Los Angeles Department of Water & Power
Revenue Bonds
Power System
Series 2012C
01/01/16	5.000%	10,000,000	10,968,500
M-S-R Public Power Agency
Revenue Bonds
Subordinated Lien
Series 2011O
07/01/14	4.000%	2,300,000	2,377,947
Northern California Power Agency
Revenue Bonds
Series 2010A
07/01/15	4.000%	1,355,000	1,443,482
Port of Oakland
Refunding Revenue Bonds
Intermediate Lien
Series 2007B (NPFGC)
11/01/16	5.000%	8,160,000	9,236,875
Port of Oakland (b)
Refunding Revenue Bonds
Intermediate Lien
Series 2007A (NPFGC) AMT
11/01/13	5.000%	5,610,000	5,671,261
State of California
Prerefunded 07/01/14 Unlimited General Obligation Bonds
Series 2004A
07/01/15	5.000%	1,170,000	1,221,293
Unlimited General Obligation Bonds
Series 2010
11/01/13	4.000%	1,650,000	1,665,790
11/01/14	4.000%	1,250,000	1,309,163
Various Purpose
Series 2005
03/01/15	5.000%	4,000,000	4,287,520
Series 2006

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
03/01/14	5.000%	$4,000,000	$4,112,360
Series 2011
10/01/16	5.000%	20,000,000	22,602,600
Series 2012
09/01/15	5.000%	5,000,000	5,460,950
Series 2013
02/01/18	5.000%	15,000,000	17,417,850
Unlimited General Obligation Refunding Bonds
Series 2004
12/01/15	5.000%	2,200,000	2,285,096
Series 2007
11/01/14	5.000%	7,530,000	7,980,294
Series 2012
02/01/15	5.000%	15,885,000	16,971,534
Unrefunded Unlimited General Obligation Bonds
Series 2004A
07/01/15	5.000%	1,690,000	1,764,259
State of California (a)
Unlimited General Obligation Refunding Bonds
Series 2009B
07/01/23	5.000%	19,250,000	20,086,605
Total			211,567,626

COLORADO 2.0%
City & County of Denver Airport System (b)
Revenue Bonds
Series 2011A AMT
11/15/15	5.000%	1,500,000	1,634,805
Series 2011B AMT
11/15/15	5.000%	8,000,000	8,718,960
System
Series 2012A AMT
11/15/14	4.000%	500,000	521,545
11/15/15	4.000%	500,000	533,650
City of Colorado Springs Utilities System
Refunding Revenue Bonds
Series 2011A
11/15/14	4.000%	5,380,000	5,636,733
Colorado Health Facilities Authority (a)
Prerefunded 11/12/13 Revenue Bonds
Catholic Health Initiatives
Series 2008
10/01/38	5.250%	245,000	248,447
Prerefunded 11/12/13 Revenue Bonds
Catholic Health Initiatives
Series 2008D2
10/01/38	5.250%	315,000	319,432
Unrefunded Revenue Bonds
Catholic Health Initiatives
Series 2008-D
10/01/38	5.250%	1,940,000	1,966,947
Denver Urban Renewal Authority
Tax Allocation Bonds
Stapleton
Senior Series 2013A-1
12/01/14	5.000%	2,500,000	2,648,950

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
COLORADO (CONTINUED)
12/01/15	5.000%	$1,670,000	$1,829,418
Denver Wastewater Management Division Department of
Public Works
Revenue Bonds
Series 2012
11/01/14	5.000%	2,440,000	2,585,058
E-470 Public Highway Authority
Revenue Bonds
Senior Capital Appreciation
Series 1997B (NPFGC) (c)
09/01/16	0.000%	4,460,000	4,151,234
Regional Transportation District
Certificate of Participation
Series 2010A
06/01/15	5.000%	1,420,000	1,528,545
06/01/16	5.000%	2,010,000	2,229,251
Refunding Certificate of Participation
Series 2013A
06/01/16	5.000%	3,045,000	3,377,149
Total			37,930,124

CONNECTICUT 2.2%
City of Bridgeport
Unlimited General Obligation Refunding Bonds
Series 2012B
08/15/15	4.000%	2,500,000	2,640,025
08/15/17	5.000%	5,000,000	5,597,200
Connecticut Housing Finance Authority
Revenue Bonds
Subordinated Series 2012D-1
11/15/14	0.850%	3,215,000	3,227,249
11/15/15	1.200%	3,710,000	3,737,491
Connecticut State Development Authority (a)
Refunding Revenue Bonds
Connecticut Light & Power Co.
Series 2011
09/01/28	1.250%	6,000,000	6,005,040
Connecticut State Development Authority (a)(b)
Revenue Bonds
Connecticut Light & Power
Series 1996A AMT
05/01/31	1.550%	10,000,000	10,094,800
State of Connecticut
Unlimited General Obligation Bonds
Series 2011A (a)
05/15/15	0.550%	11,265,000	11,253,285
Total			42,555,090

DISTRICT OF COLUMBIA 0.3%
District of Columbia
Certificate of Participation
Series 2006 (NPFGC/FGIC)
01/01/17	5.250%	5,925,000	6,482,898

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA 7.4%
Citizens Property Insurance Corp.
Revenue Bonds
High Risk
Senior Secured Series 2010A-1
06/01/15	5.000%	$13,750,000	$14,759,250
High Risk Senior Secured
Series 2010-A-1 AGM
06/01/15	5.000%	6,155,000	6,625,488
Senior Secured
Series 2012A-1
06/01/17	5.000%	15,000,000	16,784,400
City of Jacksonville
Refunding Revenue Bonds
Series 2012-C
10/01/14	5.000%	1,250,000	1,318,100
Series 2012-C
10/01/15	5.000%	1,000,000	1,094,230
Sales Tax
Series 2012
10/01/17	5.000%	2,000,000	2,288,640
Revenue Bonds
Series 2010A-1
10/01/16	5.000%	5,000,000	5,625,950
City of Tampa
Revenue Bonds
Baycare Health Systems
Series 2010
11/15/16	5.000%	2,000,000	2,228,220
County of Hillsborough Solid Waste & Resource Recovery
Revenue Bonds
Series 2006A (AMBAC) AMT (b)
09/01/14	5.000%	3,025,000	3,162,184
County of Miami-Dade
Revenue Bonds
Miami International Airport
Series 2007C (AGM) AMT (b)
10/01/13	5.000%	3,500,000	3,526,495
Florida Department of Environmental Protection
Refunding Revenue Bonds
Florida Forever
Series 2011B
07/01/15	5.000%	15,335,000	16,622,220
Series 2012A
07/01/16	4.000%	13,915,000	15,112,107
07/01/17	4.000%	14,470,000	15,910,778
Florida Housing Finance Corp.
Revenue Bonds
Homeowner Mortgage Special Program
Series 2010A (GNMA/FNMA/FHLMC)
07/01/28	5.000%	2,570,000	2,734,994
Florida Hurricane Catastrophe Fund Finance Corp.
Revenue Bonds
Series 2010-A
07/01/15	5.000%	10,000,000	10,795,300

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
Florida Municipal Loan Council
Revenue Bonds
9B Design-Build Finance Project
Series 2012
08/15/16	1.750%	$9,250,000	$9,306,055
Florida Ports Financing Commission
Refunding Revenue Bonds
State Transportation Fund
Series 2011B AMT (b)
06/01/14	5.000%	2,000,000	2,075,760
Orange County Health Facilities Authority
Revenue Bonds
Hospital-Orlando Health, Inc.
Series 2009
10/01/14	5.000%	2,000,000	2,099,720
St. Johns River Power Park
Refunding Revenue Bonds
Issue 2
Series 2011-23
10/01/17	5.000%	3,000,000	3,447,420
State of Florida
Unlimited General Obligation Refunding Bonds
Capital Outlay
Series 2009D
06/01/14	5.000%	6,460,000	6,719,240
Total			142,236,551

GEORGIA 2.0%
Burke County Development Authority (a)
Revenue Bonds
Georgia Power Co. Plant Vogtle Project
Series 1994-9T
10/01/32	1.200%	7,500,000	7,501,425
Series 1995-4T
10/01/32	1.200%	2,000,000	2,000,380
Series 2012
11/01/48	1.550%	5,000,000	5,001,100
City of Atlanta Department of Aviation
Refunding Revenue Bonds
Series 2003D (FGIC/NPFGC) AMT (b)
01/01/15	5.250%	5,000,000	5,091,500
Floyd County Development Authority
Revenue Bonds
Georgia Power Company Plant Hammond Project
Series 2012 (a)
07/01/22	0.850%	4,750,000	4,765,722
Municipal Electric Authority of Georgia
Prerefunded 01/01/14 Revenue Bonds
Series 1998Y (AGM)
01/01/17	6.500%	100,000	102,627
Revenue Bonds
Combined Cycle Project
Series 2012A
11/01/14	4.000%	1,000,000	1,045,110

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
GEORGIA (CONTINUED)
11/01/15	4.000%	$3,045,000	$3,268,412
Unrefunded Revenue Bonds
Series 1998Y (AGM)
01/01/17	6.500%	6,200,000	6,754,590
Public Gas Partners, Inc.
Revenue Bonds
Series 2009A
10/01/14	5.000%	3,630,000	3,808,487
Total			39,339,353

HAWAII 0.4%
State of Hawaii Airports System
Refunding Revenue Bonds
Series 2010B AMT (b)
07/01/15	5.000%	7,000,000	7,541,380

IDAHO 0.3%
Idaho Housing & Finance Association
Revenue Bonds
Series 2011
08/15/13	4.000%	5,525,000	5,533,559

ILLINOIS 9.5%
Chicago Board of Education
Unlimited General Obligation Refunding Bonds
Series 2010F
12/01/15	5.000%	2,000,000	2,165,000
Chicago Board of Education (c)
Unlimited General Obligation Bonds
Capital Appreciation-Chicago School Reform
Series 1997A (AMBAC)
12/01/14	0.000%	7,085,000	6,965,122
Chicago Public Building Commission
Refunding Revenue Bonds
Chicago School Reform
Series 1999B (NPFGC/FGIC)
12/01/15	5.250%	3,165,000	3,455,231
Chicago Transit Authority
Revenue Bonds
Federal Transportation Administration Section 5307 Funds
Series 2006 (AMBAC)
06/01/15	5.000%	2,615,000	2,796,324
City of Chicago Midway Airport
Refunding Revenue Bonds
2nd Lien
Series 2004B (AMBAC)
01/01/18	5.000%	5,120,000	5,387,213
City of Chicago Midway Airport (a)
Revenue Bonds
2nd Lien
Series 2010B
01/01/34	5.000%	5,500,000	5,808,660

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
City of Chicago O’Hare International Airport (b)
Refunding Revenue Bonds
General-Senior Lien
Series 2012A AMT
01/01/17	5.000%	$8,000,000	$8,824,880
Passenger Facility Charge
Series 2012B AMT
01/01/17	5.000%	13,125,000	14,561,269
County of Cook
Unlimited General Obligation Bonds
Capital Equipment
Series 2009D
11/15/14	5.000%	3,000,000	3,171,750
Illinois Finance Authority
Revenue Bonds
Art Institute of Chicago
Series 2010A
03/01/15	5.000%	3,200,000	3,417,728
Series 2012A
03/01/14	4.000%	1,000,000	1,021,360
03/01/15	5.000%	1,000,000	1,069,690
Northwestern Memorial Hospital
Series 2009A
08/15/13	5.000%	3,500,000	3,506,808
Illinois Finance Authority (a)
Revenue Bonds
Ascension Health
Series 2012E
11/15/42	5.000%	2,750,000	2,951,135
Ascension Health Credit Group
Series 2012E
11/15/42	5.000%	2,000,000	2,231,320
University of Chicago
Series 1998
07/01/25	3.375%	5,650,000	5,737,575
Railsplitter Tobacco Settlement Authority
Revenue Bonds
Series 2010
06/01/15	5.000%	3,615,000	3,874,340
06/01/16	5.000%	8,280,000	9,101,210
Regional Transportation Authority
Revenue Bonds
Series 2006A (NPFGC)
07/01/18	5.000%	4,970,000	5,504,076
State of Illinois
Revenue Bonds
Series 2012B
06/15/17	5.000%	9,000,000	10,151,100
Unlimited General Obligation Refunding Bonds
Series 2002 XLCA
08/01/15	5.500%	7,825,000	8,493,411
Series 2006
01/01/16	5.000%	4,655,000	5,037,874
Series 2010
01/01/14	5.000%	19,590,000	19,936,351
01/01/16	5.000%	14,600,000	15,800,850
Series 2010 (AGM)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
01/01/16	5.000%	$4,250,000	$4,614,395
Series 2010 Escrowed to Maturity
01/01/14	5.000%	6,045,000	6,164,751
Series 2012
08/01/16	5.000%	20,000,000	21,914,600
Total			183,664,023

INDIANA 2.3%
City of Whiting
Revenue Bonds
BP Products North America, Inc.
Series 2008 (a)
06/01/44	2.800%	13,250,000	13,499,763
Indiana Finance Authority
Refunding Revenue Bonds
Series 2008-A-1
11/01/16	5.000%	2,665,000	2,995,220
Indianapolis Power & Light Co.
Series 2009C
01/01/16	4.900%	10,000,000	10,766,700
Revenue Bonds
2nd Lien-CWA
Series 2011C
10/01/16	3.000%	10,000,000	10,516,000
Beacon Health System Obligation Group
Series 2013A
08/15/15	4.000%	500,000	531,930
08/15/16	5.000%	1,000,000	1,111,960
Indiana Finance Authority (a)
Revenue Bonds
Republic Services, Inc. Project
Series 2010B
05/01/28	0.420%	6,000,000	5,998,020
Total			45,419,593

IOWA 1.7%
Iowa Finance Authority
Revenue Bonds
Genesis Health System
Series 2010
07/01/15	5.000%	1,075,000	1,159,624
07/01/16	5.000%	1,150,000	1,272,774
Iowa Student Loan Liquidity Corp.
Revenue Bonds
Series 2009-1
12/01/14	3.750%	5,050,000	5,191,804
12/01/14	5.000%	5,475,000	5,722,306
Iowa Student Loan Liquidity Corp. (b)
Revenue Bonds
Senior Series 2011A-1 AMT
12/01/15	3.500%	18,365,000	19,190,874
Total			32,537,382

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
KENTUCKY 0.4%
Kentucky Economic Development Finance Authority (a)
Refunding Revenue Bonds
Republic Services, Inc. Project
Series 2010B
04/01/31	0.420%	$6,000,000	$6,000,000
Revenue Bonds
Catholic Health
Series 2009B
05/01/39	5.000%	2,000,000	2,110,420
Total			8,110,420

LOUISIANA 1.5%
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue Bonds
LCTCS Facilities Corp. Project
Series 2009A
10/01/14	4.000%	1,545,000	1,605,734
Louisiana Office Facilities Corp.
Refunding Revenue Bonds
State Capitol
Series 2010A
05/01/16	5.000%	4,505,000	4,979,602
Louisiana Offshore Terminal Authority
Revenue Bonds
Loop LLC Project
Series 2010B-1 (a)
10/01/40	1.875%	3,500,000	3,508,715
Louisiana Public Facilities Authority
Revenue Bonds
Entergy Gulf States Louisiana
Series 2010B
11/01/15	2.875%	2,750,000	2,821,692
Orleans Parish Parishwide School District
Unlimited General Obligation Refunding Bonds
Series 2010 (AGM)
09/01/15	4.000%	8,240,000	8,750,633
09/01/16	5.000%	3,785,000	4,193,477
Regional Transit Authority
Revenue Bonds
Sales Tax
Series 2010 (AGM)
12/01/15	4.000%	1,150,000	1,231,880
12/01/16	4.000%	1,000,000	1,089,830
Total			28,181,563

MAINE 0.4%
Maine Health & Higher Educational Facilities Authority
Revenue Bonds
Escrowed to Maturity
Series 2010-B
07/01/15	5.000%	50,000	54,286
07/01/16	4.000%	50,000	54,558

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MAINE (CONTINUED)
Unrefunded Revenue Bonds
Series 2010-B
07/01/15	5.000%	$3,405,000	$3,657,549
Series 2010-B
07/01/16	4.000%	3,505,000	3,763,003
Total			7,529,396

MASSACHUSETTS 4.3%
Commonwealth of Massachusetts (a)
Unlimited General Obligation Bonds
Series 2010A
02/01/14	0.580%	5,050,000	5,049,949
Unlimited General Obligation Refunding Bonds
Series 2011A
02/01/14	0.530%	6,680,000	6,680,000
02/01/15	0.710%	2,000,000	2,000,000
Massachusetts Development Finance Agency
Revenue Bonds
Boston Medical Center
Series 2012C
07/01/15	5.000%	2,000,000	2,128,600
07/01/16	5.000%	1,600,000	1,739,104
Boston University
Series 2009V-2
10/01/14	2.875%	4,975,000	5,118,877
Massachusetts Development Finance Agency (a)
Revenue Bonds
Partners Healthcare
Series 2011K-3
07/01/38	0.700%	8,390,000	8,390,000
Tufts University
Series 2011-P
02/15/36	3.000%	3,700,000	3,899,208
Williams College
Series 2011N
07/01/41	0.550%	11,250,000	11,260,350
Massachusetts Educational Financing Authority
Revenue Bonds
Series 2009I
01/01/16	5.250%	12,500,000	13,546,125
Massachusetts Housing Finance Agency
Revenue Bonds
Construction Loan Notes
Series 2012A
11/01/13	0.800%	1,800,000	1,800,450
Revenue Notes
Construction Loan Notes
Series 2012-F
12/01/14	0.650%	2,760,000	2,761,270
Massachusetts Municipal Wholesale Electric Co.
Revenue Bonds
Project 6

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)
Series 2012A
07/01/15	5.000%	$1,500,000	$1,624,995
07/01/16	5.000%	3,000,000	3,340,440
Massachusetts Port Authority (b)
Refunding Revenue Bonds
Series 2010E AMT
07/01/14	5.000%	5,000,000	5,198,900
07/01/15	5.000%	4,000,000	4,302,960
University of Massachusetts Building Authority
Refunding Revenue Bonds
Senior Series 2005-2 (AMBAC)
11/01/15	5.000%	3,000,000	3,284,820
Total			82,126,048
MICHIGAN 3.2%
Detroit City School District Unlimited General Obligation Refunding Bonds Improvement School Building & Site Series 2012A (Qualified School Board Loan Fund)
05/01/14	4.000%	1,700,000	1,741,106
Michigan Finance Authority Revenue Bonds Unemployment Obligation Assessment Series 2012
07/01/15	5.000%	20,000,000	21,730,600
Michigan State Building Authority Refunding Revenue Bonds FACS Program Series 2013I-A
10/15/15	5.000%	5,550,000	6,029,798
Michigan State Hospital Finance Authority
Revenue Bonds
Ascension Health Senior Care Group
Series 2010
11/15/15	5.000%	2,000,000	2,185,820
Michigan State Hospital Finance Authority (a)
Revenue Bonds
Ascension Health Care Group
Series 1999
11/15/33	0.900%	5,000,000	5,004,000
Michigan Strategic Fund Refunding Revenue Bonds Dow Chemical Series 2003B-1
06/01/14	6.250%	12,000,000	12,474,120

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MICHIGAN (CONTINUED)
Wayne County Airport Authority Refunding Revenue Bonds Detroit Metro Airport Series 2010C
12/01/14	5.000%	$12,805,000	$13,532,580
Total			62,698,024
MINNESOTA 0.9%
Minneapolis-St. Paul Metropolitan Airports Commission (b)
Refunding Revenue Bonds
Senior Series 2009B AMT
01/01/14	5.000%	2,055,000	2,093,161
Subordinated Series 2010D AMT
01/01/16	5.000%	5,160,000	5,604,999
State of Minnesota Refunding Revenue Bonds Appropriation Series 2012-B
03/01/16	4.000%	9,820,000	10,664,127
Total			18,362,287
MISSISSIPPI 0.2%
Mississippi Development Bank
Revenue Bonds
Marshall County Industrial Development Authority
Series 2012
01/01/14	4.000%	1,845,000	1,873,874
01/01/15	4.000%	375,000	393,833
01/01/16	4.000%	1,500,000	1,614,645
Total			3,882,352
MISSOURI 0.8%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Prerefunded 10/01/13 Revenue Bonds Metrolink Cross County Project Series 2002B (AGM)
10/01/15	5.250%	10,500,000	10,587,780
City of St. Louis Airport
Refunding Revenue Bonds
Lambert-St. Louis International Airport
Series 2013
07/01/16	5.000%	1,325,000	1,469,491
07/01/17	5.000%	715,000	811,611
07/01/18	5.000%	765,000	879,513
Kansas City Airport Revenue
Refunding Revenue Bonds
General Improvement
Series 2013B
09/01/16	5.000%	410,000	457,851
Kansas City Airport Revenue (b)
Refunding Revenue Bonds
General Improvement
Series 2013A AMT

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISSOURI (CONTINUED)
09/01/14	4.000%	$500,000	$517,460
09/01/16	5.000%	1,000,000	1,105,150
Total			15,858,856
NEVADA 0.7%
Las Vegas Convention & Visitors Authority Refunding Revenue Bonds Series 2005 (AMBAC)
07/01/17	5.000%	13,380,000	14,442,773

NEW JERSEY 4.5%
City of Newark
Refunding Unlimited General Obligation Bonds
Qualified General Improvement
Series 2013-A
07/15/15	5.000%	2,000,000	2,162,740
07/15/16	5.000%	5,845,000	6,508,115
City of Trenton
Unlimited General Obligation Refunding Bonds
Series 2013
07/15/15	3.000%	1,000,000	1,045,600
07/15/16	4.000%	1,100,000	1,192,367
County of Union
Unlimited General Obligation Bonds
Series 2012B
03/01/15	3.000%	4,060,000	4,226,704
03/01/16	3.000%	4,080,000	4,318,966
New Brunswick Parking Authority
Refunding Revenue Bonds
City Guaranteed Parking
Series 2012
09/01/13	2.000%	1,150,000	1,151,629
09/01/15	3.000%	1,500,000	1,566,975
New Jersey Economic Development Authority
Refunding Revenue Bonds
School Facilities Construction
Series 2010DD-1
12/15/17	5.000%	4,435,000	5,087,167
Transportation Project Sublease
Series 2008A
05/01/17	5.000%	11,345,000	12,838,002
Revenue Bonds
School Facilities Construction
Series 2009-Z
12/15/14	5.000%	12,800,000	13,620,608
New Jersey Higher Education Student Assistance Authority (b)
Revenue Bonds
Senior Series 2013-1A AMT
12/01/15	4.000%	1,750,000	1,856,417
12/01/16	4.000%	1,000,000	1,072,490
12/01/17	5.000%	2,780,000	3,091,332
New Jersey State Turnpike Authority Revenue Bonds Series 2013D (a)
01/01/22	0.580%	4,000,000	4,002,080

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW JERSEY (CONTINUED)
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Transportation Program
Series 2012-AA
06/15/14	4.000%	$3,000,000	$3,096,090
Transportation System
Series 2004 (NPFGC)
12/15/16	5.500%	9,600,000	10,998,336
Unrefunded Revenue Bonds
Transportation System
Series 1999
06/15/16	5.750%	4,860,000	5,515,176
State of New Jersey Certificate of Participation Equipment Lease Purchase Series 2004A
06/15/15	5.000%	3,000,000	3,107,670
Total			86,458,464
NEW MEXICO 0.8%
Incorporated County of Los Alamos Revenue Bonds Series 2004A (AGM)
07/01/15	5.000%	2,555,000	2,564,811
New Mexico Educational Assistance Foundation Revenue Bonds Educational Loan Senior Series 2009C AMT (b)
09/01/14	3.900%	4,890,000	5,039,487
State of New Mexico Revenue Bonds Series 2009A
07/01/14	5.000%	7,895,000	8,243,407
Total			15,847,705
NEW YORK 9.2%
Babylon Industrial Development Agency Revenue Bonds Covanta Babylon Series 2009A
01/01/14	5.000%	2,000,000	2,036,560
Buffalo & Fort Erie Public Bridge Authority Refunding Revenue Bonds Series 2005 (a)
01/01/25	2.625%	9,255,000	9,386,699
City of New York
Unlimited General Obligation Bonds
Series 2004H-A
03/01/15	5.000%	6,500,000	6,969,365
Series 2005G
08/01/18	5.000%	3,650,000	4,039,747
Series 2005J (FGIC)
03/01/16	5.000%	8,000,000	8,536,960

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
Series 2005O
06/01/14	5.000%	$4,250,000	$4,420,425
Series 2009E
08/01/15	5.000%	3,500,000	3,813,250
Subordinated Series 1996-J2
02/15/15	5.000%	5,870,000	6,282,661
City of Rochester Limited General Obligation Bonds Series 2012-I
08/15/14	2.000%	2,400,000	2,442,024
City of Yonkers Refunding Limited General Obligation Bonds Series 2012-A
07/01/15	4.000%	1,250,000	1,315,512
County of Monroe Limited General Obligation Refunding Bonds Series 2012
03/01/15	5.000%	1,000,000	1,065,710
Erie County Industrial Development Agency (The)
Revenue Bonds
Series 2012
05/01/15	5.000%	2,000,000	2,154,940
05/01/17	5.000%	3,000,000	3,407,760
Long Island Power Authority
Revenue Bonds
Series 2010A
05/01/14	4.000%	4,015,000	4,115,897
Series 2012B
09/01/16	5.000%	6,755,000	7,468,193
Metropolitan Transportation Authority
Revenue Bonds
Series 2003B (NPFGC/FGIC)
11/15/16	5.250%	4,500,000	4,562,775
Series 2012E
11/15/16	4.000%	1,000,000	1,091,800
11/15/17	5.000%	1,000,000	1,145,070
Subordinated Series 2012B-2
11/01/16	5.000%	8,085,000	9,089,561
New York City Health & Hospital Corp. Revenue Bonds Health System Series 2010A
02/15/15	5.000%	4,500,000	4,770,990
New York City Transitional Finance Authority Revenue Bonds Future Tax Secured Subordinated Series 2009C-1
08/01/14	5.000%	6,795,000	7,121,568
New York State Dormitory Authority
Refunding Revenue Bonds
Department of Health
Series 2004 (NPFGC/FGIC)
07/01/14	5.000%	3,660,000	3,810,609
Revenue Bonds
Mount Sinai School of Medicine

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
Series 2010A
07/01/15	5.000%	$1,000,000	$1,073,570
07/01/16	5.000%	2,645,000	2,915,795
Municipal Facilities Health-Lease NYC
Series 2008-1
01/15/14	5.000%	6,300,000	6,435,702
New York State Housing Finance Agency
Refunding Revenue Bonds
Consolidated
Series 2011A
09/15/13	5.000%	5,000,000	5,029,448
Revenue Bonds
Affordable Housing
Series 2012-E
11/01/16	1.100%	2,100,000	2,085,741
New York State Thruway Authority
Revenue Bonds
General Revenue
Series 2012I
01/01/17	5.000%	1,000,000	1,126,470
Local Highway & Bridge
Series 2012A
04/01/15	4.000%	10,000,000	10,594,800
Port Authority of New York & New Jersey Revenue Bonds Consolidated 131st Series 2003 (CIFG/TCRS) AMT (b)
12/15/16	5.000%	10,000,000	10,138,600
Tobacco Settlement Financing Corp.
Asset-Backed Revenue Bonds
Series 2011B
06/01/14	5.000%	7,950,000	8,249,397
06/01/16	5.000%	20,000,000	22,158,000
Triborough Bridge & Tunnel Authority Refunding Revenue Bonds Series 2012-B
11/15/17	5.000%	3,325,000	3,862,619
United Nations Development Corp. Refunding Revenue Bonds Series 2009A
07/01/14	5.000%	2,000,000	2,085,780
Utica School District
Unlimited General Obligation Refunding Bonds
Series 2013
07/01/14	2.000%	1,000,000	1,012,000
07/01/15	2.000%	1,000,000	1,014,360
07/01/16	3.000%	1,000,000	1,036,260
Total			177,866,618
NORTH CAROLINA 1.4%
North Carolina Eastern Municipal Power Agency Refunding Revenue Bonds Series 2012D
01/01/16	5.000%	5,875,000	6,459,915

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NORTH CAROLINA (CONTINUED)
State of North Carolina Refunding Revenue Bonds Series 2011B
11/01/16	5.000%	$17,555,000	$19,882,969
Total			26,342,884
NORTH DAKOTA 1.2%
County of McLean Revenue Bonds Great River Energy Series 2010C AMT (a)(b)
07/01/38	3.500%	22,000,000	22,640,200
OHIO 1.8%
City of Cleveland Refunding Limited General Obligation Bonds Series 2012-A
12/01/14	2.000%	865,000	882,551
Ohio Air Quality Development Authority (a)
Refunding Revenue Bonds
Ohio Power Co.
Series 2010A
06/01/41	3.250%	6,150,000	6,251,044
Ohio Air Quality Development Authority (a)(b)
Refunding Revenue Bonds
Ohio Power Co. Galvin
Series 2010A AMT
12/01/27	2.875%	3,130,000	3,174,728
Ohio Housing Finance Agency Revenue Bonds Series 2010-1
11/01/28	5.000%	3,045,000	3,272,279
State of Ohio
Unlimited General Obligation Refunding Bonds
Common Schools
Series 2009C
09/15/14	5.000%	15,000,000	15,799,500
State of Ohio (a)
Refunding Revenue Bonds
Republic Services, Inc. Project
Series 2010
11/01/35	0.420%	6,000,000	6,000,000
Total			35,380,102
OKLAHOMA 0.3%
Oklahoma County Finance Authority
Revenue Bonds
Midwest City - Delaware City Public Schools
Series 2012
03/01/14	2.000%	1,750,000	1,765,383
03/01/15	2.000%	1,500,000	1,530,120
Tulsa County Industrial Authority
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OKLAHOMA (CONTINUED)
Jenks Public Schools
Series 2009
09/01/13	4.000%	$1,000,000	$1,003,226
09/01/14	5.500%	1,280,000	1,349,824
Total			5,648,553
OREGON 0.2%
Oregon Health & Science University Revenue Bonds Series 2012A
07/01/14	4.000%	1,000,000	1,031,920
Oregon State Department of Administrative Services Certificate of Participation Series 2009A
05/01/14	5.000%	3,125,000	3,238,312
Total			4,270,232
PENNSYLVANIA 1.4%
Bucks County Industrial Development Authority Revenue Bonds Various Waste Management, Inc. Projects Series 2002 AMT (a)(b)
12/01/22	0.875%	8,250,000	8,228,220
Monroeville Finance Authority Revenue Bonds Series 2012
02/15/18	4.000%	1,250,000	1,370,125
Pennsylvania Higher Educational Facilities Authority Revenue Bonds University of Pittsburgh Medical Center Series 2010E
05/15/15	5.000%	4,250,000	4,567,602
Pennsylvania Housing Finance Agency (b)
Revenue Bonds
Series 2012-114A AMT
04/01/14	0.800%	1,000,000	1,000,780
Series 2012-114A AMT
04/01/15	1.050%	320,000	320,832
Pennsylvania Industrial Development Authority Refunding Revenue Bonds Economic Development Series 2012
07/01/15	5.000%	2,000,000	2,165,860
Pennsylvania Turnpike Commission Revenue Bonds Series 2011B (a)
06/01/14	0.700%	3,000,000	3,005,160
Southeastern Pennsylvania Transportation Authority
Revenue Bonds
Capital Grant Receipts
Series 2011
06/01/14	3.000%	1,000,000	1,020,540
06/01/14	5.000%	430,000	445,975

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PENNSYLVANIA (CONTINUED)
State Public School Building Authority
Revenue Bonds
School District of Philadelphia
Series 2012
04/01/14	5.000%	$1,000,000	$1,030,510
04/01/15	5.000%	1,500,000	1,605,270
04/01/16	5.000%	2,000,000	2,207,740
Total			26,968,614
SOUTH CAROLINA 1.4%
South Carolina State Public Service Authority
Refunding Revenue Bonds
Santee Cooper
Series 2012C
12/01/16	5.000%	5,065,000	5,754,904
Revenue Bonds
Santee Cooper
Series 2006-A NPFGC
01/01/16	5.000%	4,295,000	4,744,429
Series 2009E
01/01/14	5.000%	1,500,000	1,530,030
01/01/15	5.000%	8,225,000	8,763,737
South Carolina Transportation Infrastructure Bank Refunding Revenue Bonds Series 2012A
10/01/15	4.000%	6,000,000	6,440,460
Total			27,233,560
SOUTH DAKOTA 0.1%
South Dakota Health & Educational Facilities Authority Revenue Bonds Regional Health Series 2011
09/01/14	5.000%	1,470,000	1,544,206
TENNESSEE 0.6%
Knox County Health Educational & Housing Facilities Board
Refunding Revenue Bonds
Fort Sanders Alliance
Series 1993
01/01/14	5.750%	2,000,000	2,045,180
Series 1993 (NPFGC)
01/01/15	5.250%	4,550,000	4,841,973
Memphis-Shelby County Airport Authority (b)
Refunding Revenue Bonds
Series 2010B AMT
07/01/15	4.000%	2,060,000	2,173,012
07/01/16	5.000%	1,000,000	1,097,260

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TENNESSEE (CONTINUED)
Metropolitan Government of Nashville & Davidson County Water & Sewer Refunding Revenue Bonds Subordinated Lien Series 2012
07/01/16	5.000%	$1,250,000	$1,395,675
Total			11,553,100
TEXAS 4.2%
Central Texas Regional Mobility Authority
Refunding Revenue Bonds
Senior Lien
Series 2013A
01/01/15	4.000%	750,000	769,245
01/01/17	5.000%	925,000	993,968
City Public Service Board of San Antonio Refunding Revenue Bonds Systems Series 2011
02/01/16	5.000%	4,000,000	4,432,320
City of Houston Airport System Refunding Revenue Bonds Subordinated Lien Series 2011A AMT (b)
07/01/14	5.000%	5,000,000	5,199,400
City of Houston Utility System (a)
Refunding Revenue Bonds
Combined First Lien-SIFMA
Series 2012
05/15/34	0.650%	6,000,000	6,002,640
SIFMA Index
Series 2012
05/15/34	0.600%	3,500,000	3,492,790
City of Houston Limited General Obligation Refunding Bonds Series 2011A
03/01/16	5.000%	11,470,000	12,755,672
City of Lubbock Limited General Obligation Bonds Waterworks Series 2011
02/15/15	5.000%	1,250,000	1,337,175
Clear Creek Independent School District Unlimited General Obligation Refunding Bonds Series 2012A (Permanent School Fund Guarantee)
02/15/16	5.000%	5,130,000	5,695,531
Dallas/Fort Worth International Airport Refunding Revenue Bonds Series 2013D (d)
11/01/16	5.000%	1,000,000	1,121,410

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Gulf Coast Waste Disposal Authority Revenue Bonds BP Products North America Series 2007 (a)
01/01/42	2.300%	$2,950,000	$2,954,631
Houston Independent School District Limited General Obligation Refunding Bonds Limited Tax Series 2012 (Permanent School Fund Guarantee) (a)
06/01/30	2.500%	7,500,000	7,746,825
Lower Colorado River Authority
Refunding Revenue Bonds
Series 2010
05/15/14	5.000%	2,190,000	2,271,775
Series 2010 Escrowed to Maturity
05/15/14	5.000%	5,000	5,186
05/15/14	5.000%	5,000	5,189
05/15/15	5.000%	5,000	5,406
05/15/15	5.000%	10,000	10,812
Revenue Bonds
Series 2010 Escrowed to Maturity
05/15/14	5.000%	30,000	31,118
Unrefunded Revenue Bonds
Series 2010
05/15/16	5.000%	6,320,000	7,028,978
Series 2010
05/15/15	5.000%	7,125,000	7,690,511
Sam Rayburn Municipal Power Agency
Refunding Revenue Bonds
Series 2012
10/01/15	5.000%	610,000	659,727
10/01/16	5.000%	1,925,000	2,135,865
10/01/17	5.000%	2,865,000	3,216,364
State of Texas Unlimited General Obligation Refunding Bonds College Student Loan Series 2010 AMT (b)
08/01/15	5.000%	5,775,000	6,279,215
Total			81,841,753
UTAH 0.5%
City of Riverton Revenue Bonds IHC Health Services, Inc. Series 2009
08/15/13	5.000%	1,400,000	1,402,751
State of Utah Unlimited General Obligation Bonds Series 2009C
07/01/14	5.000%	2,500,000	2,610,800

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
UTAH (CONTINUED)
Utah Associated Municipal Power Systems Refunding Revenue Bonds Payson Power Project Series 2012
04/01/16	4.000%	$4,690,000	$5,047,706
Total			9,061,257
VIRGINIA 0.4%
Peninsula Ports Authority Refunding Revenue Bonds Dominion Term Association Project Series 2003 (a)
10/01/33	2.375%	3,335,000	3,388,293
York County Economic Development Authority Refunding Revenue Bonds Virginia Electric & Power Series 2009A (a)
05/01/33	4.050%	3,500,000	3,579,450
Total			6,967,743
WASHINGTON 3.6%
City of Seattle Municipal Light & Power
Prerefunded 08/01/14 Revenue Bonds
Series 2004 (AGM)
08/01/15	5.000%	835,000	874,905
Unrefunded Revenue Bonds
Series 2004 (AGM)
08/01/15	5.000%	5,165,000	5,412,094
Clark County Public Utility District No. 1 Refunding Revenue Bonds Series 2010
01/01/15	5.000%	2,900,000	3,084,846
Energy Northwest Refunding Revenue Bonds Project 1 Series 2012B
07/01/17	5.000%	40,220,000	46,175,777
Port of Seattle Refunding Revenue Bonds Series 2010B AMT (b)
12/01/15	5.000%	5,500,000	6,002,260
Snohomish County School District No. 15 Edmonds Unlimited General Obligation Refunding Bonds Series 2012
12/01/17	4.000%	2,000,000	2,229,080
State of Washington Certificate of Participation State and Local Agencies Series 2012
07/01/16	4.000%	3,500,000	3,811,675

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WASHINGTON (CONTINUED)
Washington State Housing Finance Commission Revenue Bonds Series 2010A (GNMA/FNMA/FHLMC)
10/01/28	4.700%	$1,005,000	$1,069,933
Total			68,660,570
WEST VIRGINIA 0.9%
County of Mason Revenue Bonds Appalachian Power Co. Series 2003L (a)
10/01/22	2.000%	8,750,000	8,866,550
West Virginia Economic Development Authority Revenue Bonds Appalachian Power Co.-Amos Project Series 2011A AMT (a)(b)
01/01/41	2.250%	3,750,000	3,790,687
West Virginia University Revenue Bonds West Virginia University Projects Series 2011C (a)
10/01/41	0.700%	4,000,000	4,002,600
Total			16,659,837
WISCONSIN —%
University of Wisconsin Hospitals & Clinics Authority
Revenue Bonds
Series 2013A
04/01/14	3.000%	455,000	462,681
04/01/15	4.000%	160,000	168,459
04/01/16	4.000%	185,000	198,653
Total			829,793
WYOMING 0.3%
County of Sweetwater
Revenue Bonds
Series 2013
06/15/15	4.000%	1,485,000	1,561,180
12/15/15	5.000%	2,000,000	2,170,800
12/15/16	5.000%	2,500,000	2,778,000
Total			6,509,980
Total Municipal Bonds (Cost: $1,678,050,410)			$1,696,156,512

Issue Description	Effective Yield	Principal Amount	Value

Floating Rate Notes 0.1%
ILLINOIS 0.1%
City of Chicago Unlimited General Obligation Refunding Bonds VRDN Series 2007F (JPMorgan Chase Bank) (a)(e)
01/01/42	0.060%	$1,500,000	$1,500,000
Total Floating Rate Notes (Cost: $1,500,000)			$1,500,000

Issue Description	Effective Yield	Principal Amount	Value

Municipal Short Term 10.2%
CALIFORNIA 1.6%
Charter Oak Unified School District Unlimited General Obligation Bonds BAN Series 2012
10/01/15	1.070%	4,600,000	4,986,078
Los Angeles County Schools
Revenue Notes
Pooled
Series 2013C-3
12/31/13	0.270%	1,000,000	1,007,190
Series 2013C-4
01/31/14	0.500%	9,000,000	9,067,140
Monterey Peninsula Unified School District Unlimited General Obligation Bonds BAN Series 2012
11/01/15	1.040%	1,700,000	1,754,893
Sulphur Springs Union School District Unlimited General Obligation Notes BAN Series 2013
01/01/15	0.630%	2,750,000	2,841,768
Val Verde Unified School District Unlimited General Obligation Notes Tax & Revenue Anticipation Note Series 2012
10/01/13	0.370%	10,550,000	10,579,012
Total			30,236,081
LOUISIANA 0.2%
Louisiana Public Facilities Authority Revenue Bonds Louisiana Pellets, Inc. Project Series 2013A AMT (b)
08/01/14	10.850%	3,890,000	3,865,843
MASSACHUSETTS 0.9%
City of Lawrence Limited General Obligation Notes State Qualified BAN Series 2013
03/01/14	0.440%	6,000,000	6,019,740

Issue Description	Effective Yield	Principal Amount	Value

Municipal Short Term (continued)
MASSACHUSETTS (CONTINUED)
City of Methuen General Obligation Limited Notes BAN Series 2012
08/09/13	0.410%	$12,500,000	$12,502,601
Total			18,522,341
NEW JERSEY 2.6%
City of Newark NJ Unlimited General Obligation Notes BAN Series 2012-D
12/11/13	0.960%	3,000,000	3,011,130
City of Newark Unlimited General Obligation Notes General Improvement BAN Series 2013B
06/26/14	0.870%	5,000,000	5,028,050
Hudson County Improvement Authority
Revenue Bonds
County Guaranteed Pooled Notes
Series 2013Q-1
07/25/14	0.500%	20,000,000	20,293,600
Revenue Notes
BAN Series 2012
08/07/13	0.400%	21,760,000	21,764,619
Total			50,097,399
NEW YORK 5.3%
City of Geneva General Obligation Limited Notes BAN Series 2013
02/06/14	0.470%	13,165,000	13,234,775
County of Nassau Limited General Obligation Notes TAN Series 2012-B
09/30/13	0.430%	20,000,000	20,052,000
County of Rockland
Limited General Obligation Notes
BAN Series 2013A
04/09/14	1.870%	2,295,000	2,296,882
BAN Series 2013B
06/05/14	2.870%	2,350,000	2,366,168
TAN Series 2013
03/14/14	1.330%	7,500,000	7,542,075
Suffolk County
Limited General Obligation Notes
TAN Series 2012
08/14/13	0.410%	5,000,000	5,003,075
RAN Series 2013
03/27/14	0.470%	2,300,000	2,323,069

Issue Description	Effective Yield	Principal Amount	Value

Municipal Short Term (continued)
NEW YORK (CONTINUED)
Suffolk County Water Authority Revenue Bonds BAN Series 2013-B
01/15/15	3.000%	$5,000,000	$5,186,700
Town of Oyster Bay
General Obligation Unlimited Notes
BAN Series 2012B
08/09/13	0.560%	15,000,000	15,009,096
Limited General Obligation Notes
BAN Series 2013A
03/07/14	0.350%	10,000,000	10,069,200
Town of Poughkeepsie Limited General Obligation Notes BAN Series 2013A
03/14/14	0.780%	9,047,978	9,116,109
Town of Ramapo Refunding General Obligation Limited Notes BAN Series 2013
05/28/14	4.700%	5,200,000	5,242,328
Village of Johnson City Limited General Obligation Notes Sewer System BAN Series 2013A
06/06/14	1.050%	4,000,000	4,006,840
Total			101,448,317
VIRGINIA 0.2%
City of Norfolk Unlimited General Obligation Bonds BAN Series 2011A
01/01/14	1.720%	3,250,000	3,267,290
Total Municipal Short Term (Cost: $207,376,569)			$207,437,271

		Shares	Value

Money Market Funds 0.4%
JPMorgan Tax Free Money Market Fund, 0.010% (f)		8,236,943	$8,236,943
Total Money Market Funds (Cost: $8,236,943)			$8,236,943
Total Investments
(Cost: $1,895,163,922) (g)			$1,913,330,726(h)
Other Assets & Liabilities, Net			16,614,839
Net Assets			$1,929,945,565

Notes to Portfolio of Investments
(a) Variable rate security.

(b)	Income from this security may be subject to alternative minimum tax.
(c)	Zero coupon bond.
(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(f)	The rate shown is the seven-day current annualized yield at July 31, 2013.
(g)

At July 31, 2013, the cost of securities for federal income tax purposes was approximately $1,895,164,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$20,344,000
Unrealized Depreciation	(2,177,000)
Net Unrealized Appreciation	$18,167,000

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
CIFG	IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
RAN	Revenue Anticipation Note
TAN	Tax Anticipation Note
TCRS	Transferable Custodial Receipts
VRDN	Variable Rate Demand Note
XLCA	XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	1,696,156,512	—	1,696,156,512
Total Bonds	—	1,696,156,512	—	1,696,156,512
Short-Term Securities
Floating Rate Notes	—	1,500,000	—	1,500,000
Municipal Short Term	—	207,437,271	—	207,437,271
Total Short-Term Securities	—	208,937,271	—	208,937,271
Mutual Funds
Money Market Funds	—	8,236,943	—	8,236,943
Total Mutual Funds	—	8,236,943	—	8,236,943
Total	—	1,913,330,726	—	1,913,330,726

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia South Carolina Intermediate Municipal Bond Fund

July 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 98.1%
AIRPORT 2.0%
County of Horry
Revenue Bonds
Series 2010A
07/01/18	5.000%	$1,315,000	$1,488,988
07/01/20	5.000%	1,150,000	1,308,470
Total			2,797,458
FOREST PRODUCTS 0.4%
County of Georgetown
Revenue Bonds
International Paper Co. Project
Series 1997A AMT (a)
10/01/21	5.700%	500,000	500,315
HIGHER EDUCATION 5.6%
College of Charleston
Refunding Revenue Bonds
Series 2012A
04/01/24	4.000%	1,300,000	1,355,848
04/01/26	4.000%	1,390,000	1,412,643
Florence-Darlington Commission for Technical Education
Revenue Bonds
Series 2005A (NPFGC)
03/01/20	5.000%	1,905,000	2,016,652
University of South Carolina
Revenue Bonds
Moore School of Business Project
Series 2012
05/01/26	5.000%	1,500,000	1,651,620
Series 2008A (AGM)
06/01/21	5.000%	1,060,000	1,203,333
Total			7,640,096
HOSPITAL 18.0%
County of Charleston
Revenue Bonds
Care Alliance Health Services
Series 1999A (AGM)
08/15/15	5.125%	3,000,000	3,253,440
County of Greenwood
Refunding Revenue Bonds
Self Regional Healthcare
Series 2012B
10/01/27	5.000%	1,750,000	1,816,570
10/01/31	5.000%	2,000,000	2,055,080
Greenville Hospital System Board
Refunding Revenue Bonds
Series 2008A
05/01/21	5.250%	2,750,000	2,988,480
Series 2012
05/01/28	5.000%	2,000,000	2,052,600
Lexington County Health Services District, Inc.
Refunding Revenue Bonds
Series 2007
11/01/17	5.000%	1,230,000	1,393,811

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
11/01/18	5.000%	$1,000,000	$1,126,180
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Anmed Health Project
Series 2010
02/01/17	5.000%	1,000,000	1,114,340
Palmetto Health
Series 2005A (AGM)
08/01/21	5.250%	3,000,000	3,264,420
Revenue Bonds
Bon Secours Health System, Inc.
Series 2013
11/01/20	5.000%	2,000,000	2,218,420
Kershaw County Medical Center Project
Series 2008
09/15/25	5.500%	1,925,000	1,997,457
Spartanburg Regional Health Services District
Revenue Bonds
Series 2008A
04/15/19	5.000%	1,225,000	1,374,744
Total			24,655,542
INVESTOR OWNED 1.6%
County of Oconee
Refunding Revenue Bonds
Duke Power Co. Project
Series 2009
02/01/17	3.600%	2,000,000	2,153,540
JOINT POWER AUTHORITY 7.5%
City of Easley
Refunding Revenue Bonds
Series 2011 (AGM)
12/01/28	5.000%	1,000,000	1,054,890
Piedmont Municipal Power Agency
Refunding Revenue Bonds
Series 2008A-3 (AGM)
01/01/17	5.000%	2,000,000	2,245,060
01/01/18	5.000%	3,050,000	3,494,660
South Carolina State Public Service Authority
Refunding Revenue Bonds
Series 2009A
01/01/28	5.000%	2,000,000	2,138,080
Revenue Bonds
Series 2009B
01/01/24	5.000%	1,250,000	1,399,700
Total			10,332,390
LOCAL APPROPRIATION 25.4%
Berkeley County School District
Revenue Bonds
Securing Assets for Education
Series 2006
12/01/20	5.000%	1,000,000	1,123,440
12/01/21	5.000%	2,000,000	2,242,680

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION (CONTINUED)
12/01/22	5.000%	$3,545,000	$3,966,536
Charleston Educational Excellence Finance Corp.
Refunding Revenue Bonds
Charleston County Schools
Series 2013
12/01/27	5.000%	2,000,000	2,157,560
Revenue Bonds
Charleston County School District Project
Series 2006
12/01/19	5.000%	2,000,000	2,248,980
City of North Charleston
Revenue Bonds
Series 2012
06/01/29	5.000%	2,280,000	2,389,303
County of Charleston
Refunding Certificate of Participation
Charleston Public Facilities Corp.
Series 2005 (NPFGC)
06/01/17	5.125%	1,470,000	1,581,499
Dorchester County School District No. 2
Refunding Revenue Bonds
Growth Installment Purchase
Series 2013
12/01/27	5.000%	2,500,000	2,666,475
Fort Mill School Facilities Corp.
Revenue Bonds
Series 2006
12/01/17	5.000%	2,900,000	3,188,869
Greenville County School District
Refunding Revenue Bonds
Building Equity Sooner Tomorrow
Series 2006
12/01/27	5.000%	1,300,000	1,372,267
Revenue Bonds
Building Equity Sooner Tomorrow
Series 2006 (AGM)
12/01/15	5.000%	500,000	550,955
Newberry Investing in Children’s Education
Revenue Bonds
Newberry County School District Project
Series 2005
12/01/15	5.250%	1,265,000	1,375,978
Scago Educational Facilities Corp. for Pickens School District
Revenue Bonds
Pickens County Project
Series 2006 (AGM)
12/01/23	5.000%	5,000,000	5,488,350
12/01/24	5.000%	2,000,000	2,166,300
Sumter Two School Facilities, Inc.
Refunding Revenue Bonds
Sumter County School District No. 2
Series 2007
12/01/17	5.000%	1,000,000	1,134,990
Town of Hilton Head Island
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION (CONTINUED)
Series 2011A
06/01/23	5.000%	$555,000	$621,134
06/01/24	5.000%	580,000	641,434
Total			34,916,750
LOCAL GENERAL OBLIGATION 4.2%
Anderson County School District No. 4
Unlimited General Obligation Bonds
Series 2006 (AGM)
03/01/19	5.250%	1,115,000	1,231,060
County of Charleston
Unlimited General Obligation Bonds
Improvement
Series 2009A
08/01/23	5.000%	2,000,000	2,331,160
Spartanburg County School District No. 7
Unlimited General Obligation Bonds
Series 2001
03/01/18	5.000%	2,000,000	2,250,580
Total			5,812,800
MUNICIPAL POWER 2.3%
City of Rock Hill
Refunding Revenue Bonds
Combined Utility System
Series 2012A (AGM)
01/01/23	5.000%	1,560,000	1,764,485
Guam Power Authority
Refunding Revenue Bonds
Series 2012A (AGM) (b)
10/01/24	5.000%	315,000	340,525
Town of Winnsboro Combined Utility System
Refunding Revenue Bonds
Series 1999 (NPFGC)
08/15/13	5.250%	1,020,000	1,021,971
Total			3,126,981
PORTS 1.2%
South Carolina State Ports Authority
Revenue Bonds
Series 2010
07/01/16	5.000%	500,000	556,125
07/01/23	5.250%	1,000,000	1,116,760
Total			1,672,885
REFUNDED / ESCROWED 2.1%
City of Columbia
Prerefunded 02/01/15 Revenue Bonds
Waterworks & Sewer System
Series 2005 (AGM)
02/01/27	5.000%	1,500,000	1,603,350

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
Puerto Rico Highways & Transportation Authority
Refunding Revenue Bonds
Series 2003AA Escrowed to Maturity (NPFGC) (b)
07/01/18	5.500%	$1,050,000	$1,255,800
Total			2,859,150
RESOURCE RECOVERY 1.6%
Three Rivers Solid Waste Authority (c)
Revenue Bonds
Capital Appreciation-Landfill Gas Project
Series 2007
10/01/24	0.000%	1,835,000	1,100,358
10/01/25	0.000%	1,835,000	1,030,701
Total			2,131,059
RETIREMENT COMMUNITIES 3.0%
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
1st Mortgage-Episcopal Church
Series 2007
04/01/15	5.000%	525,000	549,796
04/01/16	5.000%	600,000	639,966
1st Mortgage-Lutheran Homes
Series 2007
05/01/16	5.000%	1,245,000	1,282,935
05/01/21	5.375%	1,650,000	1,691,184
Total			4,163,881
SINGLE FAMILY 0.6%
South Carolina State Housing Finance & Development
Authority
Revenue Bonds
Series 2010-1 (GNMA/FNMA/FHLMC)
01/01/28	5.000%	720,000	775,166
SPECIAL NON PROPERTY TAX 3.8%
City of Greenville
Improvement Refunding Bonds
Series 2011 (AGM)
04/01/21	5.000%	1,290,000	1,479,088
Puerto Rico Infrastructure Financing Authority
Refunding Revenue Bonds
Series 2005C (FGIC) (b)
07/01/20	5.500%	1,200,000	1,195,872
Territory of Guam
Revenue Bonds
Series 2011A (b)
01/01/31	5.000%	400,000	408,248
Virgin Islands Public Finance Authority (b)
Refunding Revenue Bonds
Gross Receipts Taxes
Series 2012A
10/01/22	4.000%	1,000,000	1,018,150
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL NON PROPERTY TAX (CONTINUED)
Senior Lien-Matching Fund Loan Note
Series 2010A
10/01/25	5.000%	$1,060,000	$1,113,456
Total			5,214,814
STUDENT LOAN 1.7%
South Carolina State Education Assistance Authority
Revenue Bonds
Student Loan
Series 2009I
10/01/24	5.000%	2,210,000	2,294,400
TRANSPORTATION 4.2%
South Carolina Transportation Infrastructure Bank
Refunding Revenue Bonds
Series 2005A (AMBAC)
10/01/20	5.250%	4,880,000	5,779,921
WATER & SEWER 12.9%
Anderson Regional Joint Water System
Refunding Revenue Bonds
Series 2012
07/15/28	5.000%	2,000,000	2,144,600
Beaufort-Jasper Water & Sewer Authority
Improvement Refunding Revenue Bonds
Series 2006 (AGM)
03/01/23	5.000%	1,500,000	1,694,445
03/01/25	4.750%	3,000,000	3,210,750
City of Charleston
Refunding Revenue Bonds
Waterworks & Sewer System
Series 2009A
01/01/21	5.000%	2,500,000	2,850,075
City of Columbia
Refunding Revenue Bonds
Waterworks & Sewer System
Series 2011A
02/01/27	5.000%	2,435,000	2,650,498
County of Berkeley Water & Sewer
Refunding Revenue Bonds
Series 2008A (AGM)
06/01/21	5.000%	1,000,000	1,139,670
Renewable Water Resources
Refunding Revenue Bonds
Series 2005B (AGM)
03/01/19	5.250%	1,000,000	1,176,510
Series 2010A
01/01/20	5.000%	1,500,000	1,745,160
Series 2012
01/01/24	5.000%	1,000,000	1,130,290
Total			17,741,998
Total Municipal Bonds (Cost: $128,849,937)			$134,569,146

	Shares	Value

Money Market Funds 1.5%
JPMorgan Tax Free Money Market, 0.010% (d)	2,090,910	$2,090,910
Total Money Market Funds (Cost: $2,090,910)		$2,090,910

Total Investments (Cost: $130,940,847) (e)	$136,660,056(f)
Other Assets & Liabilities, Net	606,608
Net Assets	$137,266,664

Notes to Portfolio of Investments

(a)	Income from this security may be subject to alternative minimum tax.
(b)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2013, the value of these securities amounted to $5,332,051 or 3.88% of net assets.

(c)	Zero coupon bond.
(d)	The rate shown is the seven-day current annualized yield at July 31, 2013.
(e)

At July 31, 2013, the cost of securities for federal income tax purposes was approximately $130,941,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$7,428,000
Unrealized Depreciation	(1,709,000)
Net Unrealized Appreciation	$5,719,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	134,569,146	—	134,569,146
Total Bonds	—	134,569,146	—	134,569,146
Mutual Funds
Money Market Funds	2,090,910	—	—	2,090,910
Total Mutual Funds	2,090,910	—	—	2,090,910
Total	2,090,910	134,569,146	—	136,660,056

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Virginia Intermediate Municipal Bond Fund

July 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 98.5%
AIRPORT 4.4%
Metropolitan Washington Airports Authority
Refunding Revenue Bonds
Series 2010F-1
10/01/21	5.000%	$1,000,000	$1,165,730
Revenue Bonds
Series 2009B
10/01/21	5.000%	3,000,000	3,468,660
Series 2009C
10/01/23	5.000%	3,000,000	3,386,130
Series 2010A
10/01/23	5.000%	2,475,000	2,827,737
10/01/27	5.000%	1,515,000	1,626,549
Norfolk Airport Authority
Refunding Revenue Bonds
Series 2011 (AGM)
07/01/24	5.000%	1,000,000	1,079,580
Total			13,554,386
HIGHER EDUCATION 5.3%
Amherst Industrial Development Authority
Refunding Revenue Bonds
Educational Facilities Sweet Briar Institute
Series 2006
09/01/26	5.000%	1,000,000	1,014,210
Lexington Industrial Development Authority
Revenue Bonds
VMI Development Board, Inc. Project
Series 2006A (a)
12/01/20	5.000%	1,400,000	1,666,770
Virginia College Building Authority
Refunding Revenue Bonds
University of Richmond Project
Series 2011A
03/01/22	5.000%	1,245,000	1,436,506
Series 2011B
03/01/21	5.000%	2,250,000	2,635,043
Revenue Bonds
Liberty University Projects
Series 2010
03/01/19	5.000%	1,000,000	1,165,630
03/01/22	5.000%	1,455,000	1,621,248
03/01/23	5.000%	2,000,000	2,200,540
Roanoke College
Series 2007
04/01/23	5.000%	1,000,000	1,114,690
Washington & Lee University Project
Series 1998 (NPFGC)
01/01/26	5.250%	3,115,000	3,574,930
Total			16,429,567
HOSPITAL 9.6%
Augusta County Industrial Development Authority
Refunding Revenue Bonds
Augusta Health Care, Inc.
Series 2003
09/01/19	5.250%	905,000	1,038,198

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Chesapeake Hospital Authority
Refunding Revenue Bonds
Chesapeake General Hospital
Series 2004A
07/01/18	5.250%	$1,500,000	$1,577,430
Fairfax County Industrial Development Authority
Refunding Revenue Bonds
Inova Health System Project
Series 1993
08/15/19	5.250%	1,000,000	1,146,220
Series 1993I (NPFGC)
08/15/19	5.250%	1,000,000	1,118,130
Revenue Bonds
Health Care-Inova Health System
Series 2012-D
05/15/29	4.000%	2,500,000	2,406,225
Inova Health System
Series 2009C
05/15/25	5.000%	1,000,000	1,073,200
Fredericksburg Economic Development Authority
Refunding Revenue Bonds
MediCorp Health Systems Obligation
Series 2007
06/15/18	5.250%	1,000,000	1,102,250
06/15/20	5.250%	6,495,000	7,081,953
Norfolk Economic Development Authority
Refunding Revenue Bonds
Sentara Healthcare
Series 2012B
11/01/27	5.000%	1,735,000	1,840,592
Prince William County Industrial Development Authority
Refunding Revenue Bonds
Novant Health Obligation Group
Series 2013B
11/01/25	5.000%	1,000,000	1,085,750
Roanoke Economic Development Authority
Refunding Revenue Bonds
Carolina Clinic Obligation
Series 2010
07/01/25	5.000%	3,500,000	3,703,070
Revenue Bonds
Carilion Clinic Obligation Group
Series 2012
07/01/22	5.000%	2,000,000	2,222,400
07/01/23	5.000%	1,000,000	1,101,540
Virginia Small Business Financing Authority
Refunding Revenue Bonds
Sentara Healthcare
Series 2010
11/01/16	4.000%	1,000,000	1,084,960
Revenue Bonds
Wellmont Health System Project
Series 2007A
09/01/22	5.125%	710,000	737,981

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Winchester Industrial Development Authority
Revenue Bonds
Valley Health System
Series 2007
01/01/26	5.000%	$1,250,000	$1,287,300
Total			29,607,199
INVESTOR OWNED 1.1%
Chesterfield County Economic Development Authority
Refunding Revenue Bonds
Virginia Electric & Power
Series 2009A
05/01/23	5.000%	2,000,000	2,189,120
York County Economic Development Authority
Refunding Revenue Bonds
Virginia Electric & Power
Series 2009A (a)
05/01/33	4.050%	1,300,000	1,329,510
Total			3,518,630
LOCAL APPROPRIATION 5.8%
Appomattox County Economic Development Authority
Refunding Revenue Bonds
Series 2010
05/01/22	5.000%	1,490,000	1,657,685
Bedford County Economic Development Authority
Revenue Bonds
Public Facilities Project
Series 2006 (NPFGC)
05/01/15	5.000%	1,230,000	1,321,241
Fairfax County Economic Development Authority
Revenue Bonds
Government Center Properties
Series 2003F (AMBAC)
05/15/15	5.000%	2,000,000	2,159,080
School Board Center Administration Building Project I
Series 2005A
04/01/19	5.000%	1,380,000	1,477,193
Six Public Facilities Projects
Series 2010
04/01/24	4.000%	1,340,000	1,388,428
Henrico County Economic Development Authority
Refunding Revenue Bonds
Series 2009B
08/01/21	4.500%	1,770,000	1,975,479
James City County Economic Development Authority
Revenue Bonds
Public Facilities Projects
Series 2006 (AGM)
06/15/23	5.000%	2,000,000	2,254,780

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION (CONTINUED)
Montgomery County Industrial Development Authority
Revenue Bonds
Public Projects
Series 2008
02/01/29	5.000%	$1,000,000	$1,033,740
New Kent County Economic Development Authority
Revenue Bonds
School & Governmental Projects
Series 2006 (AGM)
02/01/15	5.000%	1,000,000	1,066,610
02/01/21	5.000%	2,075,000	2,310,782
Prince William County Industrial Development Authority
Refunding Revenue Bonds
ATCC Project
Series 2005
02/01/17	5.250%	1,115,000	1,270,688
Total			17,915,706
LOCAL GENERAL OBLIGATION 19.0%
City of Colonial Heights
Unlimited General Obligation Refunding & Public
Improvement Bonds
Series 2012
06/01/21	4.000%	1,025,000	1,134,460
City of Hampton
Limited General Obligation Refunding & Public
Improvement Bonds
Series 2010A
01/15/19	4.000%	2,000,000	2,253,400
City of Lynchburg
Unlimited General Obligation Public Improvement Bonds
Series 2009A
08/01/20	5.000%	525,000	615,872
08/01/21	5.000%	530,000	610,125
City of Manassas Park
Unlimited General Obligation Refunding Bonds
Series 2008 (AGM)
01/01/22	5.000%	1,205,000	1,351,649
City of Newport News
Unlimited General Obligation Improvement Bonds
Series 2011A
07/01/23	5.000%	1,380,000	1,562,270
Unlimited General Obligation Refunding Bonds
Improvement-Water
Series 2007B
07/01/20	5.250%	2,000,000	2,404,320
Series 2006B
02/01/18	5.250%	3,030,000	3,544,676
City of Norfolk
Unlimited General Obligation Bonds
Capital Improvement
Series 2012C
10/01/28	5.000%	3,000,000	3,229,080
Unlimited General Obligation Refunding Bonds
Capital Improvement

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
Series 2005 (NPFGC)
03/01/15	5.000%	$2,000,000	$2,145,520
City of Portsmouth
Unlimited General Obligation Refunding Bonds
Public Utilities
Series 2012A
07/15/21	5.000%	3,000,000	3,540,120
Series 2006A (NPFGC)
07/01/16	5.000%	660,000	740,362
City of Richmond
Unlimited General Obligation Bonds
Public Improvement
Series 2012A
03/01/29	5.000%	4,510,000	4,855,150
Unlimited General Obligation Public Improvement Bonds
Series 2010D
07/15/22	5.000%	575,000	676,856
07/15/24	5.000%	1,000,000	1,169,580
Unlimited General Obligation Refunding Public Improvement Bonds
Series 2005A (AGM)
07/15/15	5.000%	5,340,000	5,810,775
City of Virginia Beach
Unlimited General Obligation Refunding & Public
Improvement Bonds
Series 2004B
05/01/17	5.000%	1,000,000	1,128,480
County of Arlington
Unlimited General Obligation Bonds
Series 2012C
08/15/27	4.000%	3,000,000	3,101,370
Unlimited General Obligation Refunding Bonds
Public Improvement
Series 2006
08/01/17	5.000%	2,400,000	2,684,496
Series 2012A
08/01/22	5.000%	1,500,000	1,791,225
County of Fairfax
Unlimited General Obligation Refunding Bonds
Public Improvement
Series 2011A
04/01/24	4.000%	2,000,000	2,142,380
County of Fauquier
Unlimited General Obligation Refunding Bonds
School
Series 2012
07/15/21	4.000%	1,000,000	1,106,760
County of Pittsylvania
Unlimited General Obligation Bonds
Series 2008B
02/01/23	5.500%	1,030,000	1,153,600

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
County of Smyth
Unlimited General Obligation Bonds
Public Improvement
Series 2011A
11/01/31	5.000%	$4,000,000	$4,184,000
Town of Leesburg
Unlimited General Obligation Refunding Bonds
Series 2006B
09/15/17	5.000%	1,145,000	1,318,261
Total			54,254,787
OTHER BOND ISSUE 2.2%
City of Norfolk
Refunding Revenue Bonds
Series 2005A (NPFGC)
02/01/21	5.000%	5,170,000	5,277,329
Virginia Beach Development Authority
Revenue Bonds
Series 2010C
08/01/23	5.000%	1,380,000	1,555,274
Total			6,832,603
OTHER INDUSTRIAL DEVELOPMENT BOND 0.7%
Peninsula Ports Authority
Refunding Revenue Bonds
Dominion Term Association Project
Series 2003 (a)
10/01/33	2.375%	2,000,000	2,031,960
POOL / BOND BANK 16.4%
Virginia Public School Authority
Refunding Revenue Bonds
School Financing
Series 2004C
08/01/16	5.000%	7,425,000	8,351,491
Series 2009C
08/01/25	4.000%	2,560,000	2,630,246
Virginia Resources Authority
Refunding Revenue Bonds
Revolving Fund
Series 2011A
08/01/24	5.000%	1,395,000	1,571,342
Subordinated State Revolving Fund
Series 2005
10/01/19	5.500%	5,180,000	6,334,415
10/01/20	5.500%	3,500,000	4,302,830
10/01/21	5.500%	6,475,000	7,940,551
Revenue Bonds
Pooled Financing
Series 2009B
11/01/18	4.000%	4,000,000	4,520,880
Pooled Moral Obligation
Series 2009B
11/01/18	4.000%	1,000,000	1,122,140

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
POOL / BOND BANK (CONTINUED)
State Moral Obligation - Virginia Pooled
Series 2012
11/01/22	4.000%	$2,040,000	$2,231,209
11/01/25	5.000%	2,795,000	3,137,388
State Revolving Fund
Series 2009
10/01/17	5.000%	1,380,000	1,597,819
Subordinated State Revolving Fund
Series 2008
10/01/29	5.000%	5,000,000	5,278,750
Unrefunded Revenue Bonds
Senior Series 2005-VA
11/01/18	5.000%	540,000	591,230
Subordinated Series 2003
11/01/19	5.000%	850,000	859,954
Total			50,470,245
PORTS 0.5%
Virginia Port Authority
Revenue Bonds
Series 2003 (NPFGC) AMT (b)
07/01/15	5.125%	1,430,000	1,449,877
REFUNDED / ESCROWED 7.2%
City of Hampton
Prerefunded 04/01/15 Unlimited General Obligation
Public Improvement Bonds
Series 2005A (NPFGC/FGIC)
04/01/18	5.000%	1,500,000	1,614,885
City of Portsmouth
Prerefunded 07/01/14 Unlimited General Obligation Bonds
Series 2003 (AGM)
07/01/17	5.000%	2,035,000	2,124,418
07/01/19	5.000%	1,895,000	1,978,266
Unlimited General Obligation Bonds
Series 2006 Escrowed to Maturity (NPFGC)
07/01/16	5.000%	340,000	381,609
County of Arlington
Prerefunded 08/01/16 Unlimited General Obligation
Public Improvement Bonds
Series 2006
08/01/17	5.000%	1,600,000	1,801,760
County of Henrico
Prerefunded 12/01/18 Unlimited General Obligation
Public Improvement Bonds
Series 2008A
12/01/21	5.000%	1,000,000	1,189,220
County of Prince William
Certificate of Participation
Prince William County Facilities
Series 2006A (AMBAC)
09/01/17	5.000%	800,000	902,816
09/01/21	5.000%	1,625,000	1,833,845

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
Fairfax County Economic Development Authority
Prerefunded 01/15/15 Revenue Bonds
Fairfax Public Improvement Projects
Series 2005
01/15/24	5.000%	$2,315,000	$2,468,901
Newport News Economic Development Authority
Prerefunded 01/15/16 Revenue Bonds
Series 2005A
01/15/23	5.250%	1,510,000	1,676,825
Richmond Metropolitan Authority
Refunding Revenue Bonds
Series 1998 Escrowed to Maturity (NPFGC/FGIC)
07/15/17	5.250%	480,000	532,143
Tobacco Settlement Financing Corp.
Prerefunded 06/01/15 Asset-Backed Revenue Bonds
Series 2005
06/01/26	5.500%	1,555,000	1,657,863
Upper Occoquan Sewage Authority
Prerefunded 07/01/15 Revenue Bonds
Series 2005 (AGM)
07/01/21	5.000%	2,640,000	2,870,023
Virginia Beach Development Authority
Prerefunded 05/01/15 Revenue Bonds
Series 2005A
05/01/21	5.000%	4,000,000	4,321,040
Virginia Resources Authority
Prerefunded 11/01/13 Revenue Bonds
Subordinated Series 2003
11/01/19	5.000%	15,000	15,180
Subordinated Series 2003-VA
11/01/19	5.000%	125,000	126,486
11/01/19	5.000%	110,000	111,308
Prerefunded 11/01/15 Revenue Bonds
Senior Series 2005-VA
11/01/18	5.000%	490,000	539,186
Total			26,145,774
RETIREMENT COMMUNITIES 2.8%
Albermarle County Economic Development Authority
Revenue Bonds
Westminster-Canterbury of the Blue Ridge
Series 2012
01/01/32	4.625%	2,000,000	1,746,360
Fairfax County Economic Development Authority
Refunding Revenue Bonds
Retirement-Greenspring
Series 2006A
10/01/26	4.750%	2,000,000	2,020,360
Revenue Bonds
Goodwin House, Inc.
Series 2007
10/01/22	5.000%	2,500,000	2,626,025

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RETIREMENT COMMUNITIES (CONTINUED)
Hanover County Economic Development Authority
Revenue Bonds
Covenant Woods
Series 2012-A
07/01/22	4.000%	$1,320,000	$1,209,846
Henrico County Economic Development Authority
Refunding Revenue Bonds
Westminster Canterbury Corp.
Series 2006
10/01/21	5.000%	1,000,000	1,025,970
Total			8,628,561
SPECIAL NON PROPERTY TAX 6.3%
Greater Richmond Convention Center Authority
Refunding Revenue Bonds
Series 2005 (NPFGC)
06/15/15	5.000%	2,480,000	2,663,098
06/15/18	5.000%	3,800,000	4,022,566
06/15/25	5.000%	3,000,000	3,214,200
Puerto Rico Infrastructure Financing Authority
Refunding Revenue Bonds
Series 2005C (FGIC) (c)
07/01/19	5.500%	1,500,000	1,522,635
Reynolds Crossing Community Development Authority
Special Assessment Bonds
Reynolds Crossing Project
Series 2007
03/01/21	5.100%	554,000	559,679
Shops at White Oak Village Community Development
Authority (The)
Special Assessment Bonds
Series 2007
03/01/17	5.300%	1,677,000	1,774,886
Territory of Guam
Revenue Bonds
Series 2011A (c)
01/01/31	5.000%	850,000	867,527
Virgin Islands Public Finance Authority (c)
Revenue Bonds
Matching Fund Loan Notes
Series 2012-A
10/01/32	5.000%	2,210,000	2,159,236
Senior Lien-Matching Fund Loan Note
Series 2010A
10/01/25	5.000%	2,450,000	2,573,554
Total			19,357,381
SPECIAL PROPERTY TAX 4.3%
Dullles Town Center Community Development Authority
Refunding Special Assessment Bonds
Dulles Town Center Project
Series 2012
03/01/23	4.000%	1,000,000	903,260
Fairfax County Economic Development Authority

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL PROPERTY TAX (CONTINUED)
Special Tax Bonds
Silver Line Phase I Project
Series 2011
04/01/19	5.000%	$4,315,000	$5,017,827
04/01/26	5.000%	4,185,000	4,519,674
Marquis Community Development Authority of York County (d)(e)
Tax Allocation Bonds
Series 2007C
09/01/41	0.000%	3,164,000	293,240
Marquis Community Development Authority of York County (e)
Tax Allocation Bonds
Series 2007B
09/01/41	5.625%	2,084,000	1,648,923
Virginia Gateway Community Development Authority
Refunding Special Assessment Bonds
Series 2012
03/01/25	5.000%	690,000	675,724
Total			13,058,648
STATE APPROPRIATED 3.4%
Virginia Public Building Authority
Revenue Bonds
Public Facility
Series 2006B
08/01/26	4.500%	2,000,000	2,054,920
Series 2006A
08/01/15	5.000%	4,775,000	5,206,756
Virginia Public School Authority
Refunding Revenue Bonds
School Financing 1997
Series 2012
08/01/26	4.000%	3,000,000	3,057,420
Total			10,319,096
STATE GENERAL OBLIGATION 0.3%
Puerto Rico Public Buildings Authority
Revenue Bonds
Government Facilities
Series 2007N (c)
07/01/24	5.500%	1,000,000	960,320
TURNPIKE / BRIDGE / TOLL ROAD 3.9%
Chesapeake Bay Bridge & Tunnel District
Refunding Revenue Bonds
General Resolution
Series 1998 (NPFGC)
07/01/25	5.500%	4,000,000	4,283,720
City of Chesapeake Expressway Toll Road
Revenue Bonds
Transportation System
Senior Series 2012A
07/15/25	4.000%	2,100,000	1,989,120
07/15/26	4.000%	1,400,000	1,297,002
07/15/27	5.000%	1,000,000	1,020,920

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TURNPIKE / BRIDGE / TOLL ROAD (CONTINUED)
Metropolitan Washington Airports Authority
Revenue Bonds
Capital Appreciation-2nd Senior Lien
Series 2009B (AGM) (d)
10/01/23	0.000%	$5,000,000	$3,156,000
Richmond Metropolitan Authority
Refunding Revenue Bonds
Series 1998 (NPFGC/FGIC)
07/15/17	5.250%	360,000	387,360
Total			12,134,122
WATER & SEWER 5.3%
City of Newport News
Revenue Bonds
Series 2007 (AGM)
06/01/19	5.000%	1,035,000	1,165,855
City of Norfolk Water
Refunding Revenue Bonds
Series 2012
11/01/19	5.000%	1,000,000	1,186,580
City of Richmond
Revenue Bonds
Series 2007 (AGM)
01/15/21	4.500%	1,000,000	1,094,730
County of Spotsylvania
Revenue Bonds
Series 2007 (AGM)
06/01/19	5.000%	1,030,000	1,162,685
Fairfax County Water Authority
Refunding Revenue Bonds
Subordinated Series 2005B
04/01/19	5.250%	1,835,000	2,207,505

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
Hampton Roads Sanitation District
Revenue Bonds
Series 2008
04/01/22	5.000%	$1,000,000	$1,141,350
04/01/24	5.000%	3,000,000	3,382,620
Series 2011
11/01/24	5.000%	1,750,000	1,966,055
11/01/25	5.000%	1,380,000	1,538,658
Upper Occoquan Sewage Authority
Revenue Bonds
Series 1995A (NPFGC)
07/01/20	5.150%	1,295,000	1,501,268
Total			16,347,306
Total Municipal Bonds (Cost: $293,006,035)			$303,016,168
		Shares	Value

Money Market Funds 0.7%
JPMorgan Tax Free Money Market
Fund, 0.010% (f)		2,279,711	$2,279,711
Total Money Market Funds (Cost: $2,279,711)			$2,279,711
Total Investments
(Cost: $295,285,746) (g)			$305,295,879(h)
Other Assets & Liabilities, Net			2,421,791
Net Assets			$307,717,670

Notes to Portfolio of Investments

(a)	Variable rate security.
(b)	Income from this security may be subject to alternative minimum tax.
(c)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2013, the value of these securities amounted to $8,083,272 or 2.63% of net assets.

(d)	Zero coupon bond.
(e)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at July 31, 2013 was $1,942,163, representing 0.63% of net assets. Information concerning such security holdings at July 31, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Marquis Community Development Authority of York County
Tax Allocation Bonds
Series 2007C
0.000% 09/01/41	11-30-07	810,867
Marquis Community Development Authority of York County
Tax Allocation Bonds
Series 2007B
5.625% 09/01/41	11-30-07	2,084,000

(f)	The rate shown is the seven-day current annualized yield at July 31, 2013.

(g)

At July 31, 2013, the cost of securities for federal income tax purposes was approximately $295,286,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$14,655,000
Unrealized Depreciation	(4,645,000)
Net Unrealized Appreciation	$10,010,000

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Company
NPFGC	National Public Finance Guarantee Corporation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•      Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•      Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•      Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	303,016,168	—	303,016,168
Total Bonds	—	303,016,168	—	303,016,168
Mutual Funds
Money Market Funds	2,279,711	—	—	2,279,711
Total Mutual Funds	2,279,711	—	—	2,279,711
Total	2,279,711	303,016,168	—	305,295,879

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	September 23, 2013

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	September 23, 2013